ALLSTATE(R) PROVIDER VARIABLE LIFE
(FORMERLY REFERRED TO AS "THE GLENBROOK PROVIDER VARIABLE LIFE")


GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60061
TELEPHONE (800) 755-5275                           PROSPECTUS DATED MAY 1, 2002
 -------------------------------------------------------------------------------
This prospectus describes the "ALLSTATE PROVIDER VARIABLE LIFE," a modified single premium variable life insurance contract ("CONTRACT") offered by Glenbrook Life and Annuity Company ("WE", "US", or the "COMPANY") for prospective insured persons age 0-85. The Contract lets you, as the Contract Owner, pay a significant single premium and, subject to restrictions, additional premiums.

The Contracts are modified endowment contracts for federal income tax purposes, except in certain cases described under "FEDERAL TAX MATTERS," page 29. You will be taxed on any loan, distribution or other amount you receive from a modified endowment contract during the life of the insured to the extent of any accumulated income in the Contract. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The minimum initial premium we will accept is $10,000. We allocate premiums to Glenbrook Life Variable Life Separate Account A ("VARIABLE ACCOUNT"). The Variable Account will invest in shares of one or more mutual funds ("FUNDS"), each of which has multiple investment portfolios ("PORTFOLIOS"). The Contract is offered through different distribution channels. Presently, the funds offered through this prospectus are:


AIM VARIABLE INSURANCE FUNDS            FRANKLIN TEMPLETON VARIABLE INSURANCE
AMERICAN CENTURY VARIABLE PORTFOLIO      PRODUCTS TRUST
 (VP), INC.                             GOLDMAN SACHS VARIABLE INSURANCE TRUST
THE DREYFUS SOCIALLY RESPONSIBLE         (VIT)
 GROWTH FUND, INC.                      LSA VARIABLE SERIES TRUST
DREYFUS STOCK INDEX FUND                MFS/(R)/ VARIABLE INSURANCE TRUST
DREYFUS VARIABLE INVESTMENT FUND (VIF)  OPPENHEIMER VARIABLE ACCOUNT FUNDS
FIDELITY VARIABLE INSURANCE PRODUCTS    PUTNAM VARIABLE TRUST (CLASS IB SHARES)
 FUND                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.




                THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR
                HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

  IMPORTANT     THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT
   NOTICES      HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS
                OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE CONTRACTS ARE NOT
                DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY SUCH INSTITUTIONS
                OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS
                INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
                PRINCIPAL. THE CONTRACTS ARE NOT FDIC INSURED.

 There is no guaranteed minimum Account Value for a Contract. The Account Value of your Contract will vary up or down to reflect the investment experience of the Variable Sub-Accounts to which you have allocated premiums. You bear the investment risk for all amounts so allocated. The Contract continues in effect so long as its Cash Surrender Value is sufficient to pay the monthly charges under the Contract ("MONTHLY DEDUCTION AMOUNT").





                                  1 PROSPECTUS

The Contracts provide for an Initial Death Benefit shown on the Contract Data page. The death benefit ("DEATH BENEFIT") payable under a Contract may be greater than the Initial Death Benefit but, so long as the Contract continues in effect and if no withdrawals are made, it will never be less than the Initial Death Benefit. The Account Value will, and under certain circumstances the Death Benefit of the Contract may, increase or decrease based on the investment experience of the Portfolios to which you have allocated premiums. At the death of the Insured, we will pay Death Benefit proceeds to the beneficiary.

It may not be to your advantage to purchase variable life insurance either as a replacement for your current life insurance or if you already own a variable life insurance contract.
                                  2 PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                      PAGE

--------------------------------------------------------------------------------
SPECIAL TERMS                                                           4
--------------------------------------------------------------------------------
SUMMARY                                                                 6
--------------------------------------------------------------------------------
THE COMPANY                                                            14
--------------------------------------------------------------------------------
THE VARIABLE ACCOUNT                                                   15
--------------------------------------------------------------------------------
  General                                                              15
--------------------------------------------------------------------------------
  Funds                                                                15
--------------------------------------------------------------------------------
THE CONTRACT                                                           19
--------------------------------------------------------------------------------
  Application for a Contract                                           19
--------------------------------------------------------------------------------
  Premiums                                                             19
--------------------------------------------------------------------------------
  Allocation of Premiums                                               20
--------------------------------------------------------------------------------
  Accumulation Unit Values                                             20
--------------------------------------------------------------------------------
DEDUCTIONS AND CHARGES                                                 21
--------------------------------------------------------------------------------
  Monthly Deductions                                                   21
--------------------------------------------------------------------------------
  Cost of Insurance Charge                                             21
--------------------------------------------------------------------------------
  Tax Expense Charge                                                   21
--------------------------------------------------------------------------------
  Administrative Expense Charge                                        22
--------------------------------------------------------------------------------
  Other Deductions                                                     22
--------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                    22
--------------------------------------------------------------------------------
  Annual Maintenance Fee                                               22
--------------------------------------------------------------------------------
  Taxes Charged Against the Variable Account                           22
--------------------------------------------------------------------------------
  Charges Against the Funds                                            22
--------------------------------------------------------------------------------
  Withdrawal Charge                                                    22
--------------------------------------------------------------------------------
  Due and Unpaid Premium Tax Charge                                    22
--------------------------------------------------------------------------------
CONTRACT BENEFITS AND RIGHTS                                           23
--------------------------------------------------------------------------------
  Death Benefit                                                        23
--------------------------------------------------------------------------------
  Accelerated Death Benefit                                            23
--------------------------------------------------------------------------------
  Confinement Waiver Benefit                                           23
--------------------------------------------------------------------------------
  Account Value                                                        24
--------------------------------------------------------------------------------
  Transfer of Account Value                                            24
--------------------------------------------------------------------------------
  Dollar Cost Averaging                                                24
--------------------------------------------------------------------------------
  Automatic Portfolio Rebalancing                                      25
--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY                                                   25
--------------------------------------------------------------------------------
  Contract Loans                                                       25
--------------------------------------------------------------------------------

                                 PAGE

--------------------------------------------------------------------------------
  Amount Payable on Surrender of the Contract                          26
--------------------------------------------------------------------------------
  Partial Withdrawals                                                  26
--------------------------------------------------------------------------------
  Payment Options                                                      26
--------------------------------------------------------------------------------
  Maturity                                                             26
--------------------------------------------------------------------------------
  Lapse and Reinstatement                                              27
--------------------------------------------------------------------------------
  Cancellation and Exchange Rights                                     27
--------------------------------------------------------------------------------
  Suspension of Valuation, Payments and Transfers                      27
--------------------------------------------------------------------------------
  Last Survivor Contracts                                              27
--------------------------------------------------------------------------------
OTHER MATTERS                                                          28
--------------------------------------------------------------------------------
  State Exceptions                                                     28
--------------------------------------------------------------------------------
  Voting Rights                                                        28
--------------------------------------------------------------------------------
  Statements to Contract Owners                                        28
--------------------------------------------------------------------------------
  Limit on Right to Contest                                            28
--------------------------------------------------------------------------------
  Misstatement as to Age and Sex                                       28
--------------------------------------------------------------------------------
  Beneficiary                                                          28
--------------------------------------------------------------------------------
  Assignment                                                           29
--------------------------------------------------------------------------------
  Dividends                                                            29
--------------------------------------------------------------------------------
  Distribution of the Contracts                                        29
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets                         29
--------------------------------------------------------------------------------
FEDERAL TAX MATTERS                                                    29
--------------------------------------------------------------------------------
  Introduction                                                         29
--------------------------------------------------------------------------------
  Taxation of the Company and the Variable Account                     29
--------------------------------------------------------------------------------
  Taxation of Contract Benefits                                        29
--------------------------------------------------------------------------------
  Modified Endowment Contracts                                         30
--------------------------------------------------------------------------------
  Diversification Requirements                                         30
--------------------------------------------------------------------------------
  Ownership Treatment                                                  31
--------------------------------------------------------------------------------
PERFORMANCE INFORMATION                                                31
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE COMPANY                               31
--------------------------------------------------------------------------------
  Executive Officers and Directors of the Company                      31
--------------------------------------------------------------------------------
  Legal Proceedings                                                    35
--------------------------------------------------------------------------------
  Legal Matters                                                        35
--------------------------------------------------------------------------------
  Registration Statement                                               35
-------------------------------------------------------------------------------
  Experts                                                              35
--------------------------------------------------------------------------------
  Financial Information                                                35
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                   36
--------------------------------------------------------------------------------

                                  3 PROSPECTUS

SPECIAL TERMS
--------------------------------------------------------------------------------

As used in this Prospectus, the following terms have the indicated meanings:


ACCOUNT VALUE:          The aggregate value under a Contract of the Variable Sub-Accounts and the
                        Loan Account.
-------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT:      An accounting unit of measure used to calculate the value of a Variable Sub-
                        Account.
-------------------------------------------------------------------------------------------------------
AGE:                    The Insured's age at the Insured's last birthday.
-------------------------------------------------------------------------------------------------------
CASH SURRENDER VALUE:   The Cash Value less all Indebtedness and the Annual Maintenance Fee, if applicable.
-------------------------------------------------------------------------------------------------------
CASH VALUE:             The Account Value less any (1) applicable withdrawal charges and (2) due and unpaid Premium Tax Charges.
-------------------------------------------------------------------------------------------------------
CODE:                   The Internal Revenue Code of 1986, as amended.
-------------------------------------------------------------------------------------------------------
CONTRACT ANNIVERSARY:   The same day and month as the Contract Date for each subsequent year the
                        Contract remains in force.
-------------------------------------------------------------------------------------------------------
CONTRACT DATE:          The date on or as of which coverage under a Contract becomes effective and the date from which Contract Anniversaries, Contract Years and
                        Contract months are determined.
-------------------------------------------------------------------------------------------------------
CONTRACT OWNER:         The person having rights to benefits under the Contract during the lifetime of the Insured; the Contract Owner may or may not be the Insured.
-------------------------------------------------------------------------------------------------------
CONTRACT YEARS:         Annual periods computed from the Contract Date.
-------------------------------------------------------------------------------------------------------
DEATH BENEFIT:          The greater of (1) the Specified Amount or (2) the Account Value on the
                        date of death multiplied by the death benefit ratio as specified in the
                        Contract.
-------------------------------------------------------------------------------------------------------
FREE WITHDRAWAL         The amount of a surrender or partial withdrawal that is not subject to a
AMOUNT:                 Withdrawal Charge. This amount in any Contract Year is 15% of total premiums paid to date.
-------------------------------------------------------------------------------------------------------
FUNDS:                  The registered management investment companies in which assets of the
                        Variable Account may be invested.
-------------------------------------------------------------------------------------------------------
INITIAL DEATH BENEFIT   The Initial Death Benefit under a Contract is shown on the Contract Data page.
-------------------------------------------------------------------------------------------------------
INDEBTEDNESS:           All Contract loans, if any, and accrued loan interest.
-------------------------------------------------------------------------------------------------------
INSURED:                The person whose life is insured under a Contract.
-------------------------------------------------------------------------------------------------------
LOAN ACCOUNT:           An account in the Company's General Account, established for any amounts transferred from the Variable Sub-Accounts for requested loans. The Loan
                        Account credits a fixed rate of interest that is not based on the investment experience of the Variable Account.
-------------------------------------------------------------------------------------------------------
MONTHLY ACTIVITY DATE:  The day of each month on which the Monthly Deduction Amount is deducted from the Account Value of the Contract. Monthly Activity Dates
                        occur on the same day of the month as the Contract Date. If there is no date equal to the Monthly Activity Date in a particular month, the Monthly
                        Activity Date will be the last day of that month.
-------------------------------------------------------------------------------------------------------
MONTHLY DEDUCTION       A deduction on each Monthly Activity Date for the cost of insurance
AMOUNT:                 charge, the tax expense charge and an administrative expense charge.
-------------------------------------------------------------------------------------------------------

                                  4 PROSPECTUS

SPECIFIED AMOUNT:       The minimum death benefit under a Contract, equal to the Initial Death
                        Benefit on the Contract Date. Thereafter it may change in accordance with the terms of the partial withdrawal and the subsequent premium provisions of the Contract.
-------------------------------------------------------------------------------------------------------
VALUATION DATE:         Every day the New York Stock Exchange is open for trading. The value of the Variable Account is determined at the close of regular trading on the
                        New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each
                        Valuation Date.
-------------------------------------------------------------------------------------------------------
VALUATION PERIOD:       The period between the close of regular trading on the New York Stock
                        Exchange on successive Valuation Dates.
-------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT:       Glenbrook Life Variable Life Separate Account A, an account established by the Company to separate the assets funding the Contracts from other assets of the Company.
-------------------------------------------------------------------------------------------------------
VARIABLE SUB-ACCOUNT:   The subdivisions of the Variable Account used to allocate a Contract
                        Owner's Account Value, less Indebtedness, among the Portfolios of the
                        Funds.
-------------------------------------------------------------------------------------------------------

                                  5 PROSPECTUS

SUMMARY
--------------------------------------------------------------------------------

THE CONTRACT
The Contracts are life insurance contracts with death benefits, cash values, and other traditional life insurance features. However, the Contracts are "variable." Unlike the fixed benefits of ordinary whole life insurance, the Account Value will increase or decrease based on the investment experience of the Portfolios of the Funds to which you as the Contract Owner, have allocated premiums. Similarly, the Death Benefit may increase or decrease under some circumstances. Nevertheless, so long as the Contract remains in effect, the Death Benefit will not decrease below the Initial Death Benefit if no withdrawals are made. We credit the Contracts with units ("Accumulation Units") to calculate account values. You may transfer your Account Value among the Variable Sub-Accounts.

We can issue the Contracts on either a single life or a "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Access to Your Money - Last Survivor Contracts," page 27.

In some states, we issue the Contracts in the form of a group contract. In those states, we will issue you a certificate evidencing your rights under the group Contract. In certain states, we issue certificates under group Contracts issued to the Financial Services Group Insurance Trust, an Illinois Trust. The terms "Contract" and "Contract Owner", as used in this Prospectus, refer to and include such a certificate and certificate owner, respectively.


THE VARIABLE ACCOUNT AND THE FUNDS
The Variable Account holds the premiums invested through the variable life insurance Contracts offered by this prospectus. The Variable Account is a unit investment trust registered as such with the Securities and Exchange Commission, ("SEC") under the Investment Company Act of 1940 ("1940 Act"). It consists of Variable Sub-Accounts, each investing in a corresponding Portfolio.

Applicants should read the prospectuses for the Funds in connection with the purchase of a Contract. The investment objectives of the Fund Portfolios are briefly summarized below under "The Variable Account-Funds," page 15. Presently, the Funds offered through this prospectus are:

.. AIM Variable Insurance Funds

.. American Century Variable Portfolio (VP), Inc.

.. The Dreyfus Socially Responsible Growth Fund, Inc.

.. Dreyfus Stock Index Fund

.. Dreyfus Variable Investment Fund (VIF)

.. Fidelity Variable Insurance Products Fund

.. Franklin Templeton Variable Insurance Products Trust

.. Goldman Sachs Variable Insurance Trust (VIT)

.. LSA Variable Series Trust

.. MFS/(R)/ Variable Insurance Trust

.. Oppenheimer Variable Account Funds

.. Putnam Variable Trust (Class IB Shares)

.. The Universal Institutional Funds, Inc.

The AIM VARIABLE INSURANCE FUNDS has eleven available Portfolios:

  AIM V.I. Aggressive Growth Fund - Series I

  AIM V.I. Balanced Fund - Series I

  AIM V.I. Capital Appreciation Fund - Series I

  AIM V.I. Core Equity Fund - Series I*

  AIM V.I. Dent Demographic Trends Fund - Series I

  AIM V.I. Diversified Income Fund - Series I

  AIM V.I. Global Utilities Fund - Series I

  AIM V.I. Government Securities Fund - Series I

  AIM V.I. Growth Fund - Series I

  AIM V.I. International Growth Fund - Series I*

  AIM V.I. Premier Equity Fund - Series I*

*Effective May 1, 2002, these Funds changed their names from AIM V.I. International Equity Fund to AIM V.I. International Growth Fund, AIM V.I. Growth and Income Fund to AIM V.I. Core Equity Fund and AIM V.I. Value Fund to AIM V.I. Premier Equity Fund. We have made a corresonding change in the name of the Variable Sub-Accounts that invest in these Funds.

The AMERICAN CENTURY VARIABLE PORTFOLIO (VP), INC. has two available portfolios:

  American Century VP Balanced Fund

  American Century VP International Fund

The THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. has one available
Portfolio:

  The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares

The DREYFUS STOCK INDEX FUND has one available Portfolio:

  Dreyfus Stock Index Fund: Initial Shares

The DREYFUS VARIABLE INVESTMENT FUND (VIF) has three available Portfolios:

  Dreyfus VIF -  Growth & Income Portfolio: Initial Shares

  Dreyfus VIF - Money Market Portfolio

                                  6 PROSPECTUS

  Dreyfus VIF - Small Company Stock
  Portfolio: Initial Shares

The FIDELITY VARIABLE INSURANCE PRODUCTS FUND have five available Portfolios:

  Fidelity VIP Asset Manager: Growth Portfolio - Initial Class

  Fidelity VIP Contrafund/(R)/ Portfolio - Initial Class

  Fidelity VIP Equity-Income Portfolio - Initial Class

  Fidelity VIP Growth Portfolio - Initial Class

  Fidelity VIP High Income Portfolio - Initial Class

The FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST have six available
Portfolios:

  Franklin Small Cap Fund - Class 2

  Franklin Technology Securities Fund - Class 2

  Mutual Shares Securities Fund - Class 2

  Templeton Developing Markets Securities Fund - Class 2

  Templeton Foreign Securities Fund - Class 2**

  Templeton Growth Securities Fund - Class 2

**Effective May 1, 2002, the Templetion International Securities Fund - Class 2 changed its name to the Templeton Foreign Securities Fund - Class 2.

The GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT) has four available Portfolios:

  Goldman Sachs VIT Capital Growth Fund

  Goldman Sachs VIT CORE/SM/ Small Cap Equity Fund

  Goldman Sachs VIT CORE/SM/ U.S. Equity Fund

  Goldman Sachs VIT International Equity Fund

The LSA VARIABLE SERIES TRUST has three available Portfolios:

  LSA Diversified Mid Cap Fund

  LSA Growth Equity Fund

  LSA Focused Equity Fund

The MFS/(R)/ VARIABLE INSURANCE TRUST has five available Portfolios:

  MFS Emerging Growth Series - Initial Class

  MFS Investors Trust Series - Initial Class

  MFS New Discovery Series - Initial Class

  MFS Research Series - Initial Class

  MFS Utilities Series - Initial Class

The OPPENHEIMER VARIABLE ACCOUNT FUNDS have five available Portfolios:

  Oppenheimer Aggressive Growth Fund/VA

  Oppenheimer Capital Appreciation Fund/VA

  Oppenheimer Global Securities Fund/VA

   Oppenheimer Main Street Growth & Income Fund/ VA

  Oppenheimer Strategic Bond Fund/VA

The PUTNAM VARIABLE TRUST (CLASS IB SHARES) has six available Portfolios:

  Putnam VT Growth and Income Fund - Class IB

  Putnam VT Growth Opportunities Fund - Class IB

  Putnam VT Health Sciences Fund - Class IB

  Putnam VT International Growth Fund - Class IB

  Putnam VT New Value Fund - Class IB

  Putnam VT Research Fund - Class IB

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. has six available Portfolios

  Van Kampen UIF Core Plus Fixed Income Portfolio

  Van Kampen UIF Equity Growth Portfolio*

  Van Kampen UIF Global Value Equity Portfolio*

  Van Kampen UIF Mid Cap Value Portfolio*

  Van Kampen UIF U.S. Real Estate Portfolio*

  Van Kampen UIF Value Portfolio

 *Effective May 1, 2002 the Portfolios have been re-branded and have changed names from Morgan Stanley UIF Fixed Income Portfolio to Van Kampen UIF Core Plus Fixed Income Portfolio, Morgan Stanley UIF Equity Growth Portfolio to Van Kampen UIF Equity Growth Portfolio, Morgan Stanley UIF Global Value Equity Portfolio to Van Kampen UIF Global Value Equity Portfolio, Morgan Stanley UIF Mid Cap Value Portfolio to Van Kampen UIF Mid Cap Value Portfolio, Morgan Stanley UIF U.S. Real Estate Portfolio to Van Kampen UIF U.S. Real Estate Portfolio and Morgan Stanley UIF Value Portfolio to Van Kampen UIF Value Portfolio.

The assets of each Portfolio are accounted for separately from the other Portfolios. Each has distinct investment objectives and policies, which the accompanying prospectuses for the Funds describe.

PREMIUMS
The Contract requires the Contract Owner to pay an initial premium of at least $10,000. Additional premium payments may be made subject to the following conditions:

.. you may make only one premium payment in any Contract Year;

.. the minimum additional premium payment is $500;

.. the attained age of the insured must be less than 86 at the time that we receive the premium payments; and

                                  7 PROSPECTUS

.. absent submission of new evidence of insurability of the Insured, the maximum additional premium payment permitted in a Contract Year is the "Guaranteed Additional Payment." The Guaranteed Additional Payment is the lesser of (1) $5,000, or (2) a percentage of the initial premium payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-85).

Additional premium payments may require an increase in the Specified Amount for the Contract to meet the definition of a life insurance contract under the Code. Other than for the "Guaranteed Additional Payment," we reserve the right to obtain satisfactory evidence of insurability before accepting any additional premium payments requiring an increase in the Specified Amount. We reserve the right to reject an additional premium payment for any reason. You may, however, pay additional premiums at any time and in any amount necessary to avoid termination of the Contract.

DEATH BENEFIT
At the death of the Insured while the Contract is in force, we will pay the Death Benefit (less any Indebtedness and due and unpaid Monthly Deduction Amounts) to the beneficiary. The Death Benefit which is determined at the date of the Insured's death is the greater of (1) the Specified Amount, or (2) the Account Value multiplied by the Death Benefit ratio as found in the Contract. See "Contract Benefits and Rights - Death Benefit," page 23.

ACCOUNT VALUE
The Account Value of your Contract will increase or decrease to reflect (1) the investment experience of the Portfolios underlying the Variable Sub-Accounts to which you have allocated Account Value; (2) interest credited to the Loan Account; and (3) deductions for the mortality and expense risk charge, the Monthly Deduction Amount, and the annual maintenance fee. There is no minimum guaranteed Account Value; you bear the risk of the investment in the Variable Sub-Accounts. See "Contract Benefits and Rights - Account Value," page 24.

CONTRACT LOANS
You may obtain one or both of two types of cash loans from the Company. Both types of loans are secured by your Contract. The maximum amount available for these loans is 90% of the Contract's Cash Value, less the sum of:

.. the amount of all loans existing on the date of the loan request (including loan interest to the next Contract Anniversary),

.. any annual maintenance fee due on or before the next Contract Anniversary, and

.. any due and unpaid Monthly Deduction Amounts.

See "Access to Your Money - Contract Loans," page 25.

LAPSE
Under certain circumstances a Contract may terminate if the Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. If that happens, we will give you (1) written notice and (2) a 61 day grace period during which you may pay additional amounts to continue the Contract. See "Access to Your Money - Contract Loans," page 25 and "Lapse and Reinstatement," page 27.

CANCELLATION AND EXCHANGE RIGHTS
You have a limited right to return your Contract for cancellation. The right to return exists during what we call the "cancellation period." The cancellation period is a number of days (which varies by state) as specified in your Contract. If you choose to return the Contract for cancellation, we may require that you return it to us within the cancellation period following delivery of the Contract to you. The Company will return to you within 7 days thereafter the premiums paid for the Contract adjusted to reflect any investment gain or loss resulting from allocation to the Variable Account prior to the date of cancellation, unless state law requires a return of premium without such adjustments. In those states where the Company is required to return the premiums paid upon a cancellation of the Contract, the Company reserves the right to allocate all premium payments made prior to the expiration of the cancellation period to the Money Market Variable Sub-Account, if that procedure has been approved by the state.

In addition, once the Contract is in effect you may be able to exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract on the life of the Insured without submitting proof of insurability. We reserve the right to make such a contract available that is offered by the Company's parent or any other affiliate of the company. See "Access to Your Money - Cancellation and Exchange Rights," page 27.

TAX CONSEQUENCES
The current Federal tax law generally excludes all Death Benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of Death Benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract prior to the Insured's death are taxed to the extent of accumulated income in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Matters," page 29.

PERSONALIZED ILLUSTRATIONS
The Company will furnish, upon request and at no charge, a personalized illustration reflecting the proposed Insured's age, sex, and underwriting classification. Where applicable, the Company will also furnish upon request an

                                  8 PROSPECTUS
illustration for a Contract that is not affected by the sex of the Insured. These illustrations will be based, as appropriate, on the methodology and format of the hypothetical illustrations that the Company has included in its registration statement filed with the SEC for the Contracts. See "Additional Information About the Company - Registration Statement," page 35, for further information.

FEES AND EXPENSES
The following tables are designed to help you understand the various fees and expenses that you will incur, directly or indirectly, as a Contract owner. The first table describes the Contract charges and deductions you will directly bear under the Contracts. The second table describes the fees and expenses of the Portfolios you will indirectly bear when you invest in the Contracts. For further information, see "Deductions and Charges" on page 21.

                                  9 PROSPECTUS

CONTRACT CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

Account Value Charges (deducted monthly and shown as an annualized percentage of
                              Account Value): (1)

                              CURRENT(2)                    MAXIMUM
                             SINGLE LIFE                  SINGLE LIFE
-------------------------------------------------------------------------------
Cost of Insurance       Standard: 0.65%         Standard--Ranges from $0.06 per
 Charge...............  (Contract Years 1-10)   $1,000 of net amount at risk
                        0.55% (Contract Years   (younger ages) up to $82.50 per
                        11+)                    $1,000 of net amount at risk
                                                (age 99)
                        Special*: 1.00%         Special*--Ranges from $0.12 per
                        (Contract Years 1-10    $1,000 of net amount at risk
                        0.90% (Contract Years   (younger ages) up to $82.92 per
                        11+)                    $1,000 of net amount at risk
                                                (age 99).
                              JOINT LIFE                  JOINT LIFE
-------------------------------------------------------------------------------
                        Standard: 0.30%         Standard--Ranges from $0.00015
                        (Contract Years 1-10)   per $1,000 of net amount at
                        0.20% (Contract Years   risk (younger ages) up to
                        11+)                    $61.995 per $1,000 of net
                                                amount at risk (age 99
                        Special*: 0.65%         Special*--Ranges from $0.00061
                        (Contract Years 1-10)   per $1,000 of net amount at
                        0.55% (Contract Years   risk (younger ages) up to
                        11+)                    $78.71083 per $1,000 of net
                                                amount at risk (age 99).
-------------------------------------------------------------------------------

Administrative Expense Charge...................                      0.25%

Tax Expense Charge..............................                     0.40%(3)

_________________________________________________

* In some states this underwriting classification is caled "Rated."

Annual Separate Account Charges (deducted daily and shown as a percentage of average net asset(s):
 Mortality and Expense Risk             0.90%
 Charge................................
Federal Income Tax                      Currently none(4)
 Charge............................................
 Annual Maintenance                     $35(5)
 Fee..................................................
Transfer                                $10(6)
 charges...............................................................
Maximum Withdrawal                      7.75% of initial premium withdrawn(7)
 Charge..........................................
Due and Unpaid Premium Tax              2.25% of initial premium withdrawn(8)
 Charge............................


(1) Except for the maximum or "guaranteed" cost of insurance charge, which is expressed as a range of monthly costs per thousand dollars of net amount at risk. The net amount at risk is the difference between the Death Benefit and the Account Value. See "Deductions and Charges -- Monthly Deductions -- Cost of Insurance Charge," page 21.

(2) The actual amount of insurance purchased will depend on the insured's age and sex (where permitted under state law) and rate class. See "Deductions and Charges -- Monthly Deductions -- Cost of Insurance Charge," page 21. The current cost of insurance charge under the Contracts will never exceed the guaranteed cost of insurance charge shown in your Contract.

(3) This charge includes a premium tax deduction of 0.25%, and a federal tax deduction of 0.15%, of Account Value. We assess this charge only during the first 10 Contract Years. See "Deductions and Charges -- Monthly Deductions -- Tax Expense Charge," page 21.

(4) The Company does not currently assess a charge for federal income taxes that may be attributable to the operations of the Variable Account, although it may do so in the future. See "Deductions and Charges -- Other Deductions -- Taxes Charged Against the Variable Account," page 22.

(5) We waive this fee if total premiums paid to date are $50,000 or more.

(6) We do not impose this charge on the first 12 transfers in any Contract Year. The Company reserves the right to assess a $10 charge for each transfer in excess of 12 in any Contract Year, excluding transfers due to dollar cost averaging.

(7) This charge applies only upon withdrawals of the initial premium paid at the time of Contract purchase, and it only applies to withdrawals in excess of the Free Withdrawal Amount. It does not apply to withdrawals of any additional payments paid under a Contract. The withdrawal charge declines to 0% in Contract Year ten. We impose it to cover a portion of the sales expense we incur in distributing the Contracts. See "Deductions and Charges-- Other Deductions -- Withdrawal Charge," page 22. We will not impose a withdrawal charge on any withdrawal to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge imposed would

                                 10 PROSPECTUS
  otherwise exceed 9% of total premiums paid prior to the withdrawal. See "Deductions and Charges," page 21 and "Withdrawal Charge," page 22.

(8) This charge applies only upon withdrawals of the initial premium paid at the time of Contract purchase. It does not apply to withdrawals of any additional payments paid under a Contract. The charge for due and unpaid premium tax declines to 0% in Contract Year ten and is imposed only on full or partial withdrawals in excess of the Free Withdrawal Amount.


                           PORTFOLIO ANNUAL EXPENSES
           (as a percentage of Portfolio average daily net assets)1

                                             RULE
                                 MANAGEMENT  12B-1   OTHER     TOTAL PORTFOLIO
PORTFOLIO                           FEES     FEES   EXPENSES    FUND EXPENSES
-------------------------------------------------------------------------------
AIM V.I. Aggressive Growth Fund  0.80%       N/A    0.41%     1.21%
- Series I
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund - Series  0.75%       N/A    0.37%     1.12%
I
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation    0.61%       N/A    0.24%     0.85%
Fund - Series I
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -      0.61%       N/A    0.21%     0.82%
Series I (2)
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic        0.85%       N/A    0.59%     1.44%
Trends Fund - Series I (3)
-------------------------------------------------------------------------------
AIM V.I. Diversified Income      0.60%       N/A    0.33%     0.93%
Fund - Series I
-------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund   0.65%       N/A    0.42%     1.07%
- Series I
-------------------------------------------------------------------------------
AIM V.I. Government Secuities    0.50%       N/A    0.58%     1.08%
Fund - Series I
-------------------------------------------------------------------------------
AIM V.I. Growth Fund - Series I  0.62%       N/A    0.26%     0.88%
-------------------------------------------------------------------------------
AIM V.I. International Growth    0.73%       N/A    0.32%     1.05%
Fund - Series I (2)
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund -   0.60%       N/A    0.25%     0.85%
Series I (2)
-------------------------------------------------------------------------------
American Century VP Balanced     0.90%       N/A    0.00%     0.90%
Fund (4)
-------------------------------------------------------------------------------
American Century VP              1.26%       N/A    0.00%     1.26%
International Fund (4)
-------------------------------------------------------------------------------
The Dreyfus Socially             0.75%       N/A    0.03%     0.78%
Responsible Growth Fund, Inc.:
Initial Shares
-------------------------------------------------------------------------------
Dreyfus Stock Index Fund:        0.25%       N/A    0.01%     0.26%
Initial Shares
-------------------------------------------------------------------------------
Dreyfus VIF - Growth & Income    0.75%       N/A    0.05%     0.80%
Portfolio: Initial Shares
-------------------------------------------------------------------------------
Dreyfus VIF - Money Market       0.50%       N/A    0.08%     0.58%
Portfolio
-------------------------------------------------------------------------------
Dreyfus VIF - Small Company      0.75%       N/A    0.28%     1.03%
Stock Portfolio:  Initial
Shares
-------------------------------------------------------------------------------
Fidelity VIP Asset Manager:      0.58%       N/A    0.15%     0.73%
Growth Portfolio - Initial
Class (5)
-------------------------------------------------------------------------------
Fidelity VIP Contrafund          0.58%       N/A    0.10%     0.68%
Portfolio - Initial Class (5)
-------------------------------------------------------------------------------
Fidelity VIP Equity-Income       0.48%       N/A    0.10%     0.58%
Portfolio - Initial Class (5)
-------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio -  0.58%       N/A    0.10%     0.68%
Initial Class (5)
-------------------------------------------------------------------------------
Fidelity VIP High Income         0.58%       N/A    0.13%     0.71%
Portfolio - Initial Class (5)
-------------------------------------------------------------------------------
Franklin Small Cap Fund - Class  0.45%       0.25%  0.31%     1.01%
2 (6,7)
-------------------------------------------------------------------------------
Franklin Technology Securities   0.52%       0.25%  0.51%     1.28%
Fund - Class 2 (6,8)
-------------------------------------------------------------------------------
Mutual Shares Securities Fund -  0.60%       0.25%  0.19%     1.04%
Class 2 (6)
-------------------------------------------------------------------------------
Templeton Developing Markets     1.25%       0.25%  0.32%     1.82%
Securities Fund - Class 2 (6)
-------------------------------------------------------------------------------
Templeton Foreign Securities     0.68%       0.25%  0.22%     1.15%
Fund - Class 2  (6,9,10)
-------------------------------------------------------------------------------
Templeton Growth Securities      0.80%       0.25%  0.05%     1.10%
Fund - Class 2 (6,11)
-------------------------------------------------------------------------------
Goldman Sachs VIT Capital        0.75%       N/A    0.94%     1.69%
Growth Fund  (12)
-------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM/       0.75%       N/A    0.47%     1.22%
Small Cap Equity Fund  (12)
-------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM/ U.S.  0.70%       N/A    0.12%     0.82%
Equity Fund (12)
-------------------------------------------------------------------------------
Goldman Sachs VIT International  1.00%       N/A    1.05%     2.05%
Equity Fund  (12)
-------------------------------------------------------------------------------
LSA Diversified Mid Cap Fund     0.90%       N/A    0.30%     1.20%
(13)
-------------------------------------------------------------------------------
LSA Growth Equity Fund (14)      0.85%       N/A    0.30%     1.15%
-------------------------------------------------------------------------------
LSA Focused Equty Fund (14)      0.95%       N/A    0.30%     1.25%
-------------------------------------------------------------------------------
MFS Emerging Growth Series -     0.75%       N/A    0.12%     0.87%
Initial Class (15)
-------------------------------------------------------------------------------
MFS Investors Trust Series -     0.75%       N/A    0.15%     0.90%
Initial Class (15)
-------------------------------------------------------------------------------
MFS New Discovery Series  -      0.90%       N/A    0.16%     1.06%
Initial Class (15,16)
-------------------------------------------------------------------------------
                                 11 PROSPECTUS

MFS Research Series - Initial    0.75%       N/A    0.15%     0.90%
Class (15)
-------------------------------------------------------------------------------
MFS Utilities Series - Initial   0.75%       N/A    0.18%     0.93%
Class (15)
-------------------------------------------------------------------------------
Oppenheimer Aggressive Growth    0.64%       N/A    0.04%     0.68%
Fund/VA
-------------------------------------------------------------------------------
Oppenheimer Capital              0.64%       N/A    0.04%     0.68%
Appreciation Fund/VA
-------------------------------------------------------------------------------
Oppenheimer Global Securities    0.64%       N/A    0.06%     0.70%
Fund/VA
-------------------------------------------------------------------------------
Oppenheimer Main Street Growth   0.68%       N/A    0.05%     0.73%
& Income Fund/VA
-------------------------------------------------------------------------------
Oppenheimer Strategic Bond       0.74%       N/A    0.05%     0.79%
Fund/VA (17)
-------------------------------------------------------------------------------
Putnam VT Growth and Income      0.46%       0.25%  0.05%     0.76%
Fund - Class IB (18)
-------------------------------------------------------------------------------
Putnam VT Growth Opportunities   0.70%       0.25%  0.15%     1.10%
Fund - Class IB (18)
-------------------------------------------------------------------------------
Putnam VT Health Sciences Fund   0.70%       0.25%  0.09%     1.04%
 - Class IB (18)
-------------------------------------------------------------------------------
Putnam VT International Growth   0.76%       0.25%  0.18%     1.19%
Fund - Class IB (18)
-------------------------------------------------------------------------------
Putnam VT New Value Fund -       0.70%       0.25%  0.09%     1.04%
Class IB (18)
-------------------------------------------------------------------------------
Putnam VT Research Fund - Class  0.65%       0.25%  0.09%     0.99%
IB (18)
-------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed   0.40%       N/A    0.31%     0.71%
Income Portfolio (19,20)
-------------------------------------------------------------------------------
Van Kampen UIF Equity Growth     0.55%       N/A    0.36%     0.91%
Portfolio (19,20)
-------------------------------------------------------------------------------
Van Kampen UIF Global Value      0.80%       N/A    0.48%     1.28%
Equity Portfolio (19,20)
-------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Value     0.75%       N/A    0.35%     1.10%
Portfolio (19,20)
-------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate  0.80%       N/A    0.35%     1.15%
Portfolio (19,20)
-------------------------------------------------------------------------------
Van Kampen UIF Value Portfolio   0.55%       N/A    0.38%     0.93%
(19,20)
-------------------------------------------------------------------------------

(1) Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

(2) Effective May 1, 2002 the AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund and AIM V.I. Value Fund changed their names to the AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund and AIM V.I. Premier Equity Fund, respectively.

(3) Before fee waivers and restated to reflect current fees. The Portfolio's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit "Total Portfolio Annual Expenses" (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. After fee waivers and expense reimbursements, "Management Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were 0.71%, 0.59% and 1.30%, respectively.

(4) The Portfolio has a stepped fee schedule. As a result, the Portfolio's management fee generally decreases as Portfolio assets increase.

(5) Actual "Total Portfolio Annual Expenses" were lower because a portion of the brokerage commissions that the Portfolios paid was used to reduce the Portfolios' expenses. In addition, through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. These offsets may be discontinued at any time. Had these offsets been taken into account, "Total Portfolio Annual Expenses" would have been 0.72% for Asset Manager:
  Growth Portfolio, 0.64% for Contrafund Portfolio, 0.57% for Equity-Income Portfolio, 0.65% for Growth Portfolio and 0.70% for High Income Portfolio.

(6) The Portfolio's Class 2 distribution plan or "rule 12b-1 plan" is described in the Portfolio's prospectus.

(7) The manager had agreed in advance to make an estimated reduction of 0.08% to its management fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, "Total Portfolio Annual Expenses" would have been 1.09%.

(8) The manager had agreed in advance to make an estimated reduction of 0.03% to its management fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, "Total Portfolio Annual Expenses" would have been 1.31%.

(9) Effective May 1, 2002 the Templeton International Securities Fund - Class 2 changed its name to the Templeton Foreign Securities Fund - Class 2.

                                 12 PROSPECTUS

(10) The manager had agreed in advance to make an estimated reduction of 0.01% to its management fee to reflect reduced services resulting from the Portfolio's investment in a Franklin Templeton money fund. This reduction is required by the Portfolio's Board of Trustees and an order of the Securities and Exchange Commission. Without this reduction, "Total Portfolio Annual Expenses" would have been 1.16%.

(11) The Portfolio administration fee is paid indirectly through the management fee.

(12) "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses. Goldman Sachs Asset Management and Goldman Sachs Asset Management International, the investment advisers, have voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent "Total Portfolio Annual Expenses" exceed 1.00% for Capital Growth Fund, 1.00% for CORE/SM/ Small Cap Equity Fund, 0.81% for CORE/SM/ U.S. Equity Fund and
  1.35% for International Equity Fund.   With these limitations taken into
  consideration, "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were as follows:

                                                  MANAGEMENT  RULE 12B-1   OTHER     TOTAL PORTFOLIO
PORTFOLIO                                            FEES        FEES     EXPENSES   ANNUAL EXPENSES
-----------------------------------------------------------------------------------------------------
Goldman Sachs VIT Capital Growth Fund               0.75%        N/A       0.25%         1.00%
-----------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM/ Small Cap Equity Fund    0.75%        N/A       0.25%         1.00%
-----------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE/SM/ U.S. Equity Fund*        0.70%        N/A       0.12%         0.82%
-----------------------------------------------------------------------------------------------------
Goldman Sachs VIT International Equity Fund         1.00%        N/A       0.35%         1.35%
-----------------------------------------------------------------------------------------------------



  *The Portfolio had expenses offset by earnings credits from the custodian bank. Had the expenses offset been taken into account, "Total Portfolio Annual Expenses" would have been 0.81%.

(13) Figures shown are based on estimates for the current fiscal year. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for 2002 are expected to be 6.29% and 7.19%. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing June 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

(14) Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for the period ending December 31, 2001 were 2.95% and 3.90% for LSA Focused Equity Fund and 2.34% and 3.19% for LSA Growth Equity Fund, respectively.
   These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing May 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

(15) Each Portfolio has an expense offset arrangement which reduces the Portfolios' custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. Each Portfolio may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Portfolios' expenses. "Other Expenses" do not take these expense reductions into account, and are therefore higher than the actual expenses of the Portfolios. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would have been lower and would equal 0.86% for Emerging Growth Series, 0.89% for Investors Trust Series, 1.05% for New Discovery Series, 0.89 for Research Series and 0.92% for Utilities Series.

(16) MFS has contractually agreed, subject to reimbursement, to bear expenses for the Portfolio such that "Other Expenses" (after taking into account the expense offset arrangement described in note 15 above), do not exceed 0.15% of the average daily net assets of the Portfolios during the current fiscal year.Without these fee arrangements "Total Portfolio Annual Expenses" would have been 1.09%. These contractual fee arrangements will

                                 13 PROSPECTUS
  continue at least until May 1, 2003, unless changed with the consent of the board of trustees which oversee the Portfolios.

(17) Oppenheimer Funds, Inc. (OFI) will reduce the management fee by 0.10% each quarter as long as the fund's trailing 12-month performance at the end of the calendar quarter is in the fifth Lipper peer-group quintile; and by 0.05% as long as it is in the fourth quintile. If the fund emerges from a "penalty box" position for a quarter but then slips back in the next quarter, OFI will reinstate the waiver. The waiver is voluntary and may be terminated by the Manager at any time.

(18) Restated to reflect an increase in Rule 12b-1 Fees effective April 30, 2001. Actual Rule 12b-1 Fees during the most recent fiscal year were 0.22%. See the Funds' prospectus for more information about Rule 12b-1 fees payable under the Funds' distribution plan.

(19) "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/ reimbursements of expenses by the adviser. For the year ended December 31, 2001, the management fee was reduced to reflect the voluntary waiver of a portion or all of the management fee and the reimbursement by the Portfolios' adviser to the extent "Total Portfolio Annual Expenses" exceed the following percentages: Van Kampen UIF Core Plus Fixed Income Portfolio 0.70%; Van Kampen UIF Equity Growth Portfolio 0.85%; Van Kampen UIF Global Value Equity Portfolio 1.15%; Van Kampen UIF Mid Cap Value Portfolio 1.05%; Van Kampen UIF U.S. Real Estate Portfolio 1.10%; Van
  Kampen UIF Value Portfolio 0.85%.   The adviser may terminate this voluntary
  waiver at any time at its sole discretion. After such reductions, the "Management Fees", "Rule 12b-1 Fees", "Other Expenses" and "Total Portfolio Annual Expenses" were as follows:

                                 MANAGEMENT  RULE 12B-1   OTHER     TOTAL PORTFOLIO
PORTFOLIO                           FEES        FEES     EXPENSES   ANNUAL EXPENSES
------------------------------------------------------------------------------------
Van Kampen UIF Core Plus Fixed     0.39%        N/A        0.31         0.70%
Income Portfolio
------------------------------------------------------------------------------------
Van Kampen UIF Equity Growth       0.49%        N/A        0.36         0.85%
Portfolio
------------------------------------------------------------------------------------
Van Kampen UIF Global Value        0.67%        N/A        0.48         1.15%
Equity Portfolio
------------------------------------------------------------------------------------
Van Kampen UIF Mid Cap Value       0.70%        N/A        0.35         1.05%
Portfolio
------------------------------------------------------------------------------------
Van Kampen UIF U.S. Real Estate    0.75%        N/A        0.35         1.10%
Portfolio
------------------------------------------------------------------------------------
Van Kampen UIF Value Portfolio     0.47%        N/A        0.38         0.85%
------------------------------------------------------------------------------------


(20) Effective May 1, 2002 the Portfolios have been re-branded and have changed names from Morgan Stanley UIF Fixed Income Portfolio to Van Kampen UIF Core Plus Fixed Income Portfolio, Morgan Stanley UIF Equity Growth Portfolio to Van Kampen UIF Equity Growth Portfolio, Morgan Stanley UIF Global Value Equity Portfolio to Van Kampen UIF Global Value Equity Portfolio, Morgan Stanley UIF Mid Cap Value Portfolio to Van Kampen UIF Mid Cap Value Portfolio, Morgan Stanley UIF U.S. Real Estate Portfolio to Van Kampen UIF U.S. Real Estate Portfolio and Morgan Stanley UIF Value Portfolio to Van Kampen UIF Value Portfolio. We have made a corresponding change in the name of the Variable Sub-Accounts that invest in these funds.


THE COMPANY
--------------------------------------------------------------------------------

The Company is the issuer of the Contract. It is a stock life insurance company organized in 1998 under the laws of the State of Arizona. Previously, Glenbrook was organized under the laws of the State of Illinois in 1992. The Company was originally organized under the laws of Indiana in 1965. From 1965 to 1983, the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992, the Company was known as "William Penn Life Assurance Company of America."

The Company is licensed to operate in the District of Columbia and all states except New York. The Company intends to market the Contract in those jurisdictions in which it is licensed to operate. The Company's headquarters are located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation (the "Corporation").

The Company and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of The Company's liabilities under its life insurance and annuity contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the

                                 14 PROSPECTUS
reinsurance agreement are to The Company; The Company remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) financial strength rating and Moody's Investors Service assigns an Aa2 (Excellent) financial strength rating to Glenbrook, sharing the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------

GENERAL
The Company established the Variable Account on January 15, 1996. The Variable Account is a segregated asset account under Arizona law. The Variable Account is organized as a unit investment trust and registered as such with the SEC under the 1940 Act. The Variable Account meets the definition of "separate account" under federal securities law. Under Arizona law, the assets of the Variable Account are held exclusively for the benefit of Contract Owners and persons entitled to payments under the Contracts. The assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct.

FUNDS
The Variable Account will invest in shares of one or more Funds. The Funds are registered with the SEC under the 1940 Act as open-end, series, management investment companies. Registration of the Funds does not involve supervision of their management, investment practices or policies by the SEC. The Funds' Portfolios are designed to provide investment vehicles for variable insurance contracts of various insurance companies, in addition to the Variable Account. The Funds available for investment by the Variable Account are listed below:

PORTFOLIO:                EACH PORTFOLIO SEEKS:        INVESTMENT ADVISOR:
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS*
-------------------------------------------------------------------------------
AIM V.I. Aggressive       Long-term growth of capital
Growth Fund - Series I
                                                         A I M Advisors, Inc.

-------------------------------------------------------
AIM V.I. Balanced Fund -  Achieve as a high a total
Series I                  return as possible,
                          consistent with
                          preservation of capital
-------------------------------------------------------
AIM V.I. Capital          Growth of capital
Appreciation Fund -
Series I
-------------------------------------------------------
AIM V.I. Core Equity      Growth of capital with a
Fund - Series I           secondary objective of
                          current income
-------------------------------------------------------
AIM V.I. Dent             Long-term growth of capital
Demographic Trends Fund
- Series I
-------------------------------------------------------
AIM V.I. Diversified      A high level of current
Income Fund - Series I    income
-------------------------------------------------------
AIM V.I. Global           High total return
Utilities Fund - Series I
-------------------------------------------------------
AIM V.I. Government       A high level of current
Securities Fund - Series  income consistent with a
I                         reasonable concern for
                          safety of principal
-------------------------------------------------------
AIM V.I. Growth Fund -    Growth of capital
Series I
-------------------------------------------------------
AIM V.I. International    Long-term growth of capital
Equity Fund - Series I
-------------------------------------------------------
AIM V.I. Premier Equity   Long-term growth of
Fund - Series I           capital. Income as a
                          secondary objective
-------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIO (VP), INC.
-------------------------------------------------------------------------------
American Century VP       Long-term capital growth         American Century
Balanced Fund             and current income            Investment Management,
                                                                 Inc.
-------------------------------------------------------
American Century VP       Long-term capital growth
International Fund
-------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.; THE DREYFUS STOCK INDEX
FUND; AND THE DREYFUS VARIABLE INVESTMENT FUND (VIF) (COLLECTIVELY THE
DREYFUS FUNDS)
-------------------------------------------------------------------------------

                                 15 PROSPECTUS

The Dreyfus Socially      Capital growth and,
Responsible Growth Fund,  secondarily, current income
Inc.: Initial Shares
-------------------------------------------------------
Dreyfus Stock Index Fund  To match the total return
: Initial Shares          of the Standard & Poor's
                          500 Composite Stock Price
                          Index
-------------------------------------------------------
Dreyfus VIF Growth &      Long-term capital growth,
Income Portfolio:         current income and growth
Initial Shares            of income, consistent with   THE DREYFUS CORPORATION
                          reasonable investment risk
-------------------------------------------------------
Dreyfus VIF Money Market  A high level of current
Fund                      income as is consistent
                          with the preservation of
                          capital and the maintenance
                          of liquidity
-------------------------------------------------------
Dreyfus VIF - Small       Investment returns
Company Stock Portfolio:  (consisting of capital
Initial Shares            appreciation and income)
                          that are greater thatn the
                          total return performance of
                          stocks represented by the
                          Rusell 2500/TM /Stock Index
                          (Russell 2500)
-------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
-------------------------------------------------------------------------------
Fidelity VIP Asset         To maximize total return
Manager: Growth            by allocating assets among
Portfolio - Initial        stocks, bonds, short-term
Class                      instruments and other
                           investments
-------------------------------------------------------
Fidelity VIP              Long-term capital
Contrafund/(R)            appreciation
/Portfolio - Initial                                   FIDELITY MANAGEMENT &
Class                                                  RESEARCH COMPANY
-------------------------------------------------------
Fidelity VIP              Reasonable income
Equity-Income Portfolio
- Initial Class
-------------------------------------------------------
Fidelity VIP Growth       Capital appreciation
Portfolio - Initial
Class
-------------------------------------------------------
Fidelity VIP High Income  High level of current
Portfolio - Initial       income while also
Class                     considering growth of
                          capital
-------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (VIP) -- CLASS 2
-------------------------------------------------------------------------------
Franklin Small Cap Fund   Long-term capital growth     FRANKLIN ADVISERS, INC.
- Class 2
-------------------------------------------------------------------------------
Franklin Technology       Long-term capital growth     TEMPLETON INVESTMENT
Securities Fund - Class                                      COUNSEL, LLC
2
-------------------------------------------------------------------------------
Mutual Shares Securities  Capital appreciation.        FRANKLIN MUTUAL
Fund - Class 2            Secondary goal is income.    ADVISERS, LLC.
-------------------------------------------------------------------------------
Templeton Developing      Long-term capital            TEMPLETON ASSET
Markets Securities Fund   appreciation                 MANAGEMENT LTD
- Class 2
-------------------------------------------------------------------------------
Templeton Foreign         Long-term capital growth     TEMPLETON INVESTMENT
Securities Fund - Class                                COUNSEL, LLC
2
-------------------------------------------------------------------------------
Templeton Growth          Long-term capital growth     TEMPLETON GLOBAL
Securities Fund - Class                                ADVISORS  LIMITED
2
-------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)
-------------------------------------------------------------------------------
Goldman Sachs VIT         Long-term growth of capital
Capital Growth Fund
-------------------------------------------------------GOLDMAN SACHS ASSET
Goldman Sachs VIT         Long-term growth of capital  MANAGEMENT
CORE/SM/ Small Cap
Equity Fund
-------------------------------------------------------
Goldman Sachs VIT         Long-term growth of capital
CORE/SM/ U.S. Equity      and dividend income
Fund
-------------------------------------------------------
Goldman Sachs VIT         Long-term capital            GOLDMAN SACHS ASSET
International Equity      appreciation                 MANAGEMENT INTERNATIONAL
Fund
-------------------------------------------------------------------------------

                                 16 PROSPECTUS

LSA VARIABLE SERIES TRUST
-------------------------------------------------------------------------------
LSA Diversified Mid Cap                                LSA ASSET MANAGEMENT,
Fund                                                   LLC

-------------------------------------------------------
LSA Focused Equity Fund   Capital appreciation
-------------------------------------------------------
LSA Growth Equity Fund    Long-term growth of capital
-------------------------------------------------------
MFS/(R)/ VARIABLE INSURANCE TRUST/SM/
-------------------------------------------------------------------------------
MFS Emerging Growth       Long-term growth of capital
Series- Initial Class
-------------------------------------------------------
MFS Investment Trust      Long-term growth of capital
Series- Initial Class      with a secondary objective  MFS INVESTORS
                          to seek reasonable current   MANAGEMENT(R)
                          income
-------------------------------------------------------
MFS New Discovery         Capital appreciation
Series- Initial Class
-------------------------------------------------------
MFS Research Series -     Long-term growth of capital
Initial Class             and future income
-------------------------------------------------------
MFS Utilities Series-     Capital growth and current
Initial Class             income
-------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Aggressive    Capital appreciation
Growth Fund/VA
-------------------------------------------------------
Oppenheimer Capital       Capital appreciation
Appreciation Fund/VA
-------------------------------------------------------OPPENHEIMER FUNDS, INC.
Oppenheimer Global        Long-term capital
Securities Fund/VA        appreciation
-------------------------------------------------------
Oppenheimer Main Street   High total return, which
Growth & Income Fund/ VA  includes growth in the
                          value of its shares as well
                          as current income,  from
                          equity and debt securities
-------------------------------------------------------
Oppenheimer Strategic     High level of current
Bond Fund/VA              income
-------------------------------------------------------
 PUTNAM VARIABLE TRUST (CLASS IB SHARES)
-------------------------------------------------------------------------------
Putnam VT Growth and      Seeks capital growth and
Income Fund               current income.  The fund
                          seeks its goal by investing
                          mainly in common stocks of
                          U.S. companies with a focus
                          on value stocks that offer
                          the potential for capital
                          growth, current income or
                          both
-------------------------------------------------------
Putnam VT Growth          Seeks capital appreciation.
Opportunities Fund         The fund seeks its goal by
                          investing in common stock
                          of U.S. companies with a
                          focus on growth stocks
-------------------------------------------------------
Putnam VT Health          Seeks capital appreciation.
Sciences Fund              The fund seeks its goal by
                          investing at least 80% of
                          its net assets in common
                          stocks of U.S. companies in
                          the health sciences          PUTNAM INVESTMENT
                          industries with a focus on   MANAGEMENT, INC.
                          growth stocks
-------------------------------------------------------
Putnam VT International   Seeks capital appreciation.
Growth Fund                The fund seeks its goal by
                          investing mainly in common
                          stocks of companies outside
                          the United States
-------------------------------------------------------
Putnam VT New Value Fund  Seeks long-term capital
                          appreciation. The fund
                          seeks its goal by investing
                          mainly in common stocks of
                          U.S. companies with a focus
                          on value stocks
-------------------------------------------------------
Putnam VT Research Fund   Seeks capital appreciation.
                           The fund seeks its goal by
                          investing mainly in common
                          stocks of U.S. companies
                          that we think have the
                          greatest potential for
                          capital appreciation, with
                          stock prices that reflect a
                          value lower than that which
                          we place on the company, or
                          whose earnings we believe
                          are likely to grow over
                          time
-------------------------------------------------------

                                 17 PROSPECTUS

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF Core Plus  Above-average total return
Fixed Income Portfolio**  over a market cycle of
                          three to five years
-------------------------------------------------------
Van Kampen UIF Equity     Long-term capital
Growth Portfolio**        appreciation
-------------------------------------------------------VAN KAMPEN
Van Kampen UIF Global     Long-term capital
Value Equity Portfolio**  appreciation
-------------------------------------------------------
Van Kampen UIF Mid Cap    Above-average total return
Value Portfolio**         over a market cycle of
                          three to five years
-------------------------------------------------------
 Van Kampen UIF U.S.       Above-average current
 Real Estate Portfolio**   income and long-term
                           capital appreciation
-------------------------------------------------------
Van Kampen UIF Value      Above-average total return
 Portfolio**              over a market cycle of
                          three to five years
-------------------------------------------------------

*A portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholders approval.



**Effective May 1, 2002 the Portfolios have been re-branded and have changed names from Morgan Stanley UIF Fixed Income Portfolio to Van
Kampen UIF Core Plus Fixed Income Portfolio, Morgan Stanley UIF Equity Growth Portfolio to Van Kampen UIF Equity Growth Portfolio, Morgan Stanley UIF Global Value Equity Portfolio to Van Kampen UIF Global Value Equity Portfolio, Morgan Stanley UIF Mid Cap Value Portfolio to Van Kampen UIF Mid Cap Value Portfolio, Morgan Stanley UIF U.S. Real Estate Portfolio to Van Kampen UIF U.S. Real Estate Portfolio and Morgan Stanley UIF Value Portfolio to Van Kampen UIF Value Portfolio.

PORTFOLIOS MAY NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM RETAIL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF RETAIL MUTUAL FUNDS.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

All dividends and capital gains distributions from the Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset value.

There is no assurance that the Portfolios will attain their respective stated objectives. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current prospectuses for the Funds.

You will find more complete information about the Portfolios, including recent changes to the Portfolios' investment policies and the risks associated with each Portfolio, in the Funds' prospectuses. You should read the prospectuses for the Funds in conjunction with this prospectus.

YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY BEFORE YOU MAKE ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PARTICULAR VARIABLE SUB-ACCOUNT.

It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a Fund simultaneously. Although neither the Company nor any such Fund currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, the Company has been advised that each Fund's Board of Directors or Trustees intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If the Board of Directors or Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company may be required to bear the attendant expenses.

We reinvest all investment income of and other distributions to each Variable Sub-Account arising from the corresponding Portfolio in shares of that Portfolio at net asset value. The income and both realized and unrealized gains or losses on the assets of each Variable Sub-Account are therefore separate and are credited to or charged against the Variable Sub-Account without regard to income, gains or losses from any other Variable Sub-Account or from any other business of the Company. We will purchase shares in the Funds in connection with premiums allocated to the corresponding Variable Sub-Account in accordance with Contract Owners' directions. We will redeem shares in the Funds to meet Contract obligations or make adjustments in reserves, if any.

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Fund shares underlying the Variable Sub-Accounts. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of the Company's management,

                                 18 PROSPECTUS
further investment in shares of any Fund should become inappropriate in view of the purposes of the Contracts, we may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Contracts. We will not make any such substitution without notice to Contract Owners and without prior approval of the SEC (to the extent such approval is required by the 1940 Act).

We reserve the right to establish additional Variable Sub-Accounts of the Variable Account, each of which would invest in shares of another Fund. Subject to Contract Owner approval, the Company also reserves the right to end the registration under the 1940 Act of the Variable Account or any other separate accounts of which it is the depositor or to operate the Variable Account as a management company under the 1940 Act.

Each Fund is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Fund. See the prospectuses for the Funds for further information.


THE CONTRACT
--------------------------------------------------------------------------------

APPLICATION FOR A CONTRACT
Individuals wishing to purchase a Contract must submit an application to the Company. We will issue a Contract only on the lives of Insureds age 0-85 who supply evidence of insurability satisfactory to the Company.
Acceptance is subject to the Company's underwriting rules, and we reserve the right to reject an application for any lawful reason. If we do not issue a Contract, we will return the premium. We will not change the terms or conditions of a Contract without the consent of the Contract Owner except where necessary to comply with tax laws or maintain the status of the Contract under the applicable laws.

Once we have received the initial premium and approved underwriting, we will issue the Contract on the date we receive the final requirement for issue. In the case of simplified underwriting, we will issue the Contract or deny coverage within 3 business days of our receipt of premium. The Insured will be covered under the Contract, however, as of the Contract Date. Since the Contract Date will generally be the date we receive the initial premium, coverage under a Contract may begin before we issue it. In addition to determining when coverage begins, the Contract Date determines Monthly Activity Dates, Contract months, and Contract Years.

If the initial premium is over the limits we establish from time to time ($2,000,000 as of the date of this Prospectus), we will not accept the initial payment with the application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during the underwriting period according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age.

PREMIUMS

The Contract is designed to require a substantial initial premium payment and, subject to certain conditions, to permit additional premium payments. The initial premium payment purchases an Initial Death Benefit initially equal to the Contract's Specified Amount. The minimum initial payment is $10,000.

Under current underwriting rules, which are subject to change, proposed Insureds are eligible for simplified underwriting without a medical examination if their application responses and initial premium payments meet simplified underwriting standards. Customary underwriting standards will apply to all other proposed Insureds. The maximum initial premium currently permitted on a simplified underwriting basis varies with the issue age of the insured according to the following table:


        SIMPLIFIED UNDERWRITING
      ISSUE AGE         MAXIMUM INITIAL PREMIUM*
---------------------  --------------------------
        0-34                  Not available
        35-44                $       15,000
        45-54                $       30,000
        55-64                $       50,000
        65-80                $      100,000
     Over age 80              Not available


*These limits may vary by state.

Additional premium payments may be made at any time, subject to the following conditions:

.. only one additional premium payment may be made in any Contract Year;

.. each additional premium payment must be at least $500;

.. the attained Joint Equal  Age of the Insureds must be less than 86; and

.. absent submission of new evidence of insurability of the Insured,  the maximum additional payment permitted in a Contract Year is the "Guaranteed
  Additional   Payment." The Guaranteed  Additional  Payment is the lesser of
  (1) $5,000,  or   (2) a percentage of the initial  payment (5% for attained
  ages 40-70,  and 0%   for attained ages 20-39 and 71-85).

Additional premium payments may require an increase in Specified Amount in order for the Contract to remain within the definition of a life insurance contract under the Code. The Company reserves the right to obtain satisfactory evidence of insurability upon any additional premium payments requiring an increase in Specified

                                 19 PROSPECTUS

Amount. However, we reserve the right to reject any additional premium payment for any reason.

Unless you request otherwise in writing, we will apply any additional payment we receive while a Contract loan exists first to reduce Indebtedness, and second, as an additional premium payment, subject to the conditions described above.

You may pay additional premiums at any time and in any amount necessary to avoid termination of the Contract without evidence of insurability.

ALLOCATION OF PREMIUMS
Upon completion of underwriting,  we will either:  (1) issue a Contract,  or
(2) deny coverage and return all premiums. If we issue a Contract, we will allocate the initial premium payment, plus an amount equal to the interest that would have been earned had the initial premium been invested in the Money Market Variable Sub-Account since the date of receipt of the premium, according to the initial premium allocation instructions specified on the application. We currently limit the number of Variable Sub-Accounts you can invest in at any one time to twenty (20). We will make this allocation on the date the Contract is issued. In the future, the Company may allocate the
initial   premium  to  the  Money  Market  Variable Sub-Account  during the cancellation period, in those states where state law requires premiums to be returned upon exercise of the free-look right.

ACCUMULATION UNIT VALUES
The Accumulation Unit Value for each Variable Sub-Account will vary to reflect the investment experience of the corresponding Portfolio. We will determine those values on each Valuation Date by multiplying the Accumulation Unit Value of the particular Variable Sub-Account on the preceding Valuation Date by the "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Variable Sub-Account is determined by first dividing (A) the net asset value per share of the corresponding Portfolio at the end of the current Valuation Period (plus the per share dividends or capital gains distributed by that Portfolio if the ex-dividend date occurs in the Valuation Period then ended), by (B) the net asset value per share of the corresponding Portfolio at the end of the immediately preceding Valuation Period. We then subtract (C) the mortality and expense risk annual rate divided by 365 and multiplied by the number of calendar days in the current Valuation Period. You should refer to the prospectuses for the Portfolios which accompany this prospectus for a description of how the assets of each Portfolio are valued, because that determination has a direct bearing on the Accumulation Unit Value of the corresponding Variable Sub-Account (and therefore on your Account Value). See "Contract Benefits and Rights -- Account Value," page 24.

We make all valuations in connection with a Contract, (e.g., with respect to determining Account Value and Cash Surrender Value or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium, other than the initial premium and additional premiums requiring underwriting), on the date the request or payment is received in good order by the Company at its home office. However, if such date is not a Valuation Date, we will make the determination on the next succeeding date that is a Valuation Date.

SPECIALIZED USES OF THE CONTRACT. Because the Contract provides for an accumulation of cash value as well as a death benefit, you can use the Contract for various individual and business financial planning purposes. Purchasing the Contract in part for such purposes entails certain risks. For example, if the investment performance of Variable Sub-Accounts to which Account Value is allocated is poorer than expected or if sufficient premiums are not paid, the Contract may lapse or may not accumulate sufficient Account Value to fund the purpose for which the Contract was purchased.

Withdrawals and Contract loans may significantly affect current and future Account Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon Variable Sub-Account investment performance and the amount of a Contract loan, the loan may cause a Contract to lapse. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract for a specialized purpose you should consider whether the long-term nature of the Contract is consistent with the purpose for which you are considering it. Using a Contract for a specialized purpose may have tax consequences. (See "Federal Tax Matters," page 29).

                                 20 PROSPECTUS

DEDUCTIONS AND CHARGES MONTHLY DEDUCTIONS. On each Monthly Activity Date including the Contract Date, we will deduct from the Account Value attributable to the Variable Account an amount ("Monthly Deduction Amount") to cover charges and expenses incurred in connection with a Contract. We will deduct a portion of the Monthly Deduction Amount from each Variable Sub-Account proportionate to your Account Value allocated to that Variable Sub-Account. The Monthly Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Access to Your Money -- Contract Benefits and Rights -- Lapse and Reinstatement," page 27. The following is a summary of the monthly deductions and charges which constitute the Monthly Deduction Amount:

COST OF INSURANCE CHARGE The cost of insurance charge covers the Company's anticipated mortality costs for standard and special* risks. Current cost of insurance rates are lower after the 10th Contract Year. However, the current cost of insurance charge, which we impose by deducting a specified percentage of your Account Value, will not exceed the guaranteed cost of insurance charge. This guaranteed charge is the maximum annual cost of insurance per $1,000 as indicated in the Contract; multiplied by the difference between the Death Benefit and the Account Value (both as determined on the Monthly Activity Date); divided by $1,000; and divided by 12. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. (Unisex rates may be required in some states). A table of guaranteed cost of insurance charges per $1,000 is included in each Contract; however, the Company reserves the right to use rates less than those shown in the table. We will assess special* risks at a higher cost of insurance rate that will, however, not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the Insured's substandard rating.

The maximum guaranteed cost of insurance charge rates are applied to the difference between the Death Benefit determined on the Monthly Activity Date and the Account Value on that same date prior to assessing the Monthly Deduction Amount, because that difference is the amount for which we are at risk should the Death Benefit be then payable. The Death Benefit as computed on a given date is the greater of (1) the Specified Amount on that date, and (2) the Account Value on that date multiplied by the applicable Death Benefit ratio. (For an explanation of the Death Benefit, see "Contract Benefits and Rights" on page
23).

Example:

Specified Amount                =     $100,000
Account Value on the Monthly    =     $ 30,000
Activity Date
Insured's attained age          =           45
Death Benefit ratio for age 45  =         2.15

On the Monthly Activity Date in this example, the Death Benefit as then computed would be $100,000, because the Specified Amount ($100,000) is greater than the Account Value multiplied by the applicable Death Benefit ratio ($30,000=X=2.15 = $64,500). Since the Account Value on that date is $30,000, the guaranteed maximum cost of insurance charges per $1,000 would be applied to the difference ($100,000 - $30,000 = $70,000).

Assume that the Account Value in the above example was $50,000. The Death Benefit would then be $107,500 (2.15=X=$50,000), since this is greater than the Specified Amount ($100,000). The maximum cost of insurance rates in that case would be applied to ($107,500 - $50,000) = $57,500.

The level of Specified Amount that an initial premium will purchase will vary based on age and sex. For example, a $10,000 initial premium paid by a male at age 45 would result in a specified amount of $39,998. If a female age 65 paid a $10,000 premium, the specified amount would be equal to $22,749.

Because the Account Value (and, as a result, the amount for which we are at risk under a Contract) may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date. However, once we have assigned a risk rating class to an Insured when the Contract is issued, that rating class will not change if additional premium payments or partial withdrawals increase or decrease the Specified Amount.

* In some states this underwriting classification is called "Rated."

TAX EXPENSE CHARGE. We will deduct monthly from the Account Value a tax expense charge equivalent to an annual rate of 0.40% for the first ten Contract Years. This charge compensates us for premium taxes imposed by various states and local jurisdictions and for federal taxes related to our receipt of premiums under the Contract. The charge includes a premium tax charge of 0.25% and a federal tax charge of 0.15%. The 0.25% premium tax charge over ten Contract Years approximates the Company's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to 3.5%.

We impose the premium tax charge regardless of a Contract Owner's state of residence and, therefore, we
                                 21 PROSPECTUS
assess it whether or not any premium tax applies.
The charge may be higher or lower than any premium tax your state imposes. However, we do not expect to make a profit from this charge. The 0.15% federal tax charge helps reimburse us for approximate expenses we incur for federal taxes resulting from the application of Section 848 of the Internal Revenue Code (the"Code").

ADMINISTRATIVE EXPENSE CHARGE. We will deduct monthly from your Account Value an administrative expense charge equivalent to an annual rate of 0.25%. This charge compensates us for administrative expenses we incur in our administration of the Variable Account and the Contracts.

We take all monthly deductions by canceling Accumulation Units of the Variable Account under your Contract.

OTHER DEDUCTIONS
MORTALITY AND EXPENSE RISK CHARGE. We will deduct from the Variable Account a daily charge equivalent to an annual rate of 0.90% for the mortality risks and expense risks we assume in relation to the Contracts. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims. We also assume a risk that the Death Benefit will exceed the amount on which the cost of insurance charges were based, because that determination is made on the Monthly Activity Date preceding the death of an Insured. The expense risk we assume is that expenses we incur in issuing and administering the Contracts will exceed the administrative charges set in the Contract.

ANNUAL MAINTENANCE FEE. If the aggregate premiums paid on a Contract are less than $50,000, we will deduct from your Account Value an Annual Maintenance Fee of $35 on each Contract Anniversary. A full Annual Maintenance Fee will be deducted if the Contract is terminated on any day other than the Contract Anniversary. This fee helps reimburse us for our administrative and maintenance costs relating to the Contracts.

TAXES CHARGED AGAINST THE VARIABLE ACCOUNT. Currently, we make no charge to the Variable Account for federal income taxes that may be attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of premiums under the Contract). We may, however, impose such a charge in the future. We may also assess charges for other taxes, if any, attributable to the Variable Account or this class of Contracts.

CHARGES AGAINST THE FUNDS. The Variable Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflect Fund investment management fees already deducted from the assets of the Funds. The Fund investment management fees are a percentage of the average daily value of the net assets of the Portfolios. See the "Fund Fees and Expenses" table on page 11. WITHDRAWAL CHARGE. We may assess a withdrawal charge upon surrender of the Contract and partial withdrawals in excess of the Free Withdrawal Amount. The Free Withdrawal Amount in any Contract Year is 15% of total premiums paid. Any Free Withdrawal Amount not taken in a Contract Year may not be carried forward to increase the Free Withdrawal Amount in any subsequent year. Withdrawals in excess of the Free Withdrawal Amount will be subject to a withdrawal charge as set forth in the table below:

                     PERCENTAGE OF INITIAL
 CONTRACT YEAR        PREMIUM WITHDRAWN
------------------  -----------------------
        1                    7.75%
        2                    7.75%
        3                    7.75%
        4                    7.25%
        5                    6.25%
        6                    5.25%
        7                    4.25%
        8                    3.25%
        9                    2.25%
       10+                   0.00%


After the ninth Contract Year, we will impose no withdrawal charges. In addition, we will not impose a withdrawal charge to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal. The withdrawal charge may be waived under certain circumstances if the Insured is confined to a qualified long-term care facility or hospital. See "Contract Benefits and Rights - Confinement Waiver Benefit on page 23.

We impose the withdrawal charge to cover a portion of the expense we incur in distributing the Contracts. This expense includes agents' commissions, underwriting, and the costs associated with establishing policies.

DUE AND UNPAID PREMIUM TAX CHARGE. During the first nine Contract Years, a charge for due and unpaid premium tax will be imposed on full or partial withdrawals in excess of the Free Withdrawal Amount. This charge is shown below, as a percent of the Initial Premium withdrawn:

                                               PERCENTAGE OF INITIAL
               CONTRACT YEAR                     PREMIUM WITHDRAWN
--------------------------------------------  -----------------------
                     1                                 2.25%
                     2                                 2.00%
                     3                                 1.75%
                     4                                 1.50%

                                 22 PROSPECTUS

                     5                                 1.25%
                     6                                 1.00%
                     7                                 0.75%
                     8                                 0.50%
                     9                                 0.25%
                    10+                                0.00%


After the ninth Contract Year, no due and unpaid premium tax charge applies. We guarantee that the percentages indicated above will not increase.


CONTRACT BENEFITS AND RIGHTS
------------------------------------------------------------------------------

DEATH BENEFIT
The Contracts provide for the payment of Death Benefit proceeds to the named beneficiary when the Insured under the Contract dies. The proceeds payable to the beneficiary equal the Death Benefit less the sum of:

.. any Indebtedness, and

.. any due and unpaid Monthly Deduction Amounts occurring during a Grace Period
  (if applicable).

The Death Benefit equals the greater of (1) the Specified Amount, or (2) the Account Value multiplied by the Death Benefit ratio. The Death Benefit ratios vary according to the attained age of the Insured and are specified in the Contract. Therefore, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Specified Amount; and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Amount).


EXAMPLES:

                          A          B
                       --------  ----------


Specified Amount       $100,000   $100,000
Insured's Age                45         45
Account Value on Date  $ 48,000   $ 34,000
 of Death
Death Benefit Ratio        2.15       2.15

In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Specified Amount) and $103,200 (the Account Value at the Date of Death of $48,000, multiplied by the Death Benefit ratio of 2.15). This amount, less any Indebtedness and due and unpaid Monthly Deduction Amounts, constitutes the proceeds which we would pay to the beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Specified Amount) and $73,100 (the Account Value of $34,000 multiplied by the Death Benefit ratio of 2.15).

The beneficiary may (1) take all or part of the proceeds in cash, or (2) apply the proceeds to an Income Plan. See "Payment Options," page 26.


ACCELERATED DEATH BENEFIT
If the Insured becomes terminally ill, you may request an accelerated Death Benefit in an amount up to the lesser of (1) 50% of the Specified Amount on the day we receive the request, and (2) $250,000 for all policies issued by the Company that cover the Insured. "Terminally ill" means an illness or physical condition of the Insured that, notwithstanding appropriate medical care, will result in a life expectancy of 12 months or less. If the Insured is terminally ill as the result of an illness, the accelerated Death Benefit is not available unless the illness occurred at least 30 days after the issue date. If the Insured is terminally ill as the result of an accident, the accelerated Death Benefit is available if the accident occurred after the issue date. The minimum amount of Death Benefit we will accelerate is $10,000.

We will pay benefits due under the accelerated Death Benefit provision upon receipt of a written request from the Contract Owner and due proof that the Insured has been diagnosed as terminally ill. We also reserve the right to require supporting documentation of the diagnosis and to require (at our expense) an examination of the Insured by a physician of our choice to confirm the diagnosis. The amount of the payment will be the amount requested by the Contract Owner, reduced by the sum of:

.. a 12 month interest discount to reflect the early payment;

.. an administrative fee (not to exceed $250); and

.. a pro rata amount of any outstanding Contract loan and accrued loan interest.

After the payment has been made, we will reduce the Specified Amount, the Account Value and any outstanding Contract loan on a pro rata basis.

Only one request for an accelerated Death Benefit per Insured is allowed. The accelerated Death Benefit may not be available in all states. In addition, its features may differ from those discussed above as required by state law. Please refer to the Contract for further information.


CONFINEMENT WAIVER BENEFIT
Under the terms of an endorsement to the Contract, we will waive any withdrawal charges on partial withdrawals and surrenders of the Contract while the Insured is confined to a qualified long-term care facility or hospital (as defined in the endorsement) for a period of more than 90 consecutive days beginning 30 days or more after the issue date. You must request this waiver either during the

                                 23 PROSPECTUS
period of confinement or within 90 days after the Insured is discharged from such confinement. The confinement must have been prescribed by a licensed medical doctor or a licensed doctor of osteopathy, operating within the scope of his or her license, and must be medically necessary. The prescribing doctor may not be the Insured, the Contract Owner, or any spouse, child, parent, grandchild, grandparent, sibling or in-law of the Contract Owner. "Medically necessary" means appropriate and consistent with the diagnosis and which could not have been omitted without adversely affecting the Insured's condition. The confinement waiver benefit may not be available in all states. We reserve the right to discontinue the offering of the confinement waiver benefit amendatory endorsement upon the purchase of a new Contract.

ACCOUNT VALUE
We will compute the Account Value of a Contract on each Valuation Date. On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deduction Amount for the first month. Thereafter, the Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account, any premium payments and withdrawals that you make, and all changes that we deduct. There is no minimum guaranteed Account Value.

The Account Value of a particular Contract is related to the Accumulation Unit Value of the Variable Sub-Accounts to which premiums on the Contract have been allocated. The Account Value on any Valuation Date is calculated by multiplying the number of Accumulation Units credited to the Contract in each Variable Sub-Account as of the Valuation Date by the then Accumulation Unit Value of that Sub-Account and then adding the results for all the Variable Sub-Accounts credited to the Contract to the value of the Loan Account. See "The Contract - Accumulation Unit Values," page 20.

TRANSFER OF ACCOUNT VALUE
While the Contract remains in force and subject to the Company's transfer rules then in effect, you may request that part or all of your Account Value in a particular Variable Sub-Account be transferred to other Variable Sub-Accounts. We reserve the right to impose a $10 charge on each such transfer in excess of 12 per Contract Year. However, there are no charges on transfers at the present time. The minimum amount that can be transferred is shown on the Contract Data page (currently, there is no minimum). We currently limit the number of Variable Sub-Accounts you can invest in at any one time to twenty (20).

On days when the New York Stock Exchange ("NYSE") is open for trading, you may make telephone transfer requests by calling 1 (800) 755-5275. We effect telephone transfer requests that we receive before 4:00 p.m., Eastern Time, at the next computed value. In the event that the NYSE closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the NYSE closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the NYSE on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the NYSE.

Transfers by telephone may be made by the Contract Owner's agent of record or attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests they reasonably believe are genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. The procedures we follow for transactions initiated by telephone include requirements that callers on behalf of a Contract Owner identify themselves and the Contract Owner by name and social security number or other identifying information. All transfer instructions by telephone are tape recorded.

As a result of a transfer, we will reduce the number of Accumulation Units credited to the Variable Sub-Account from which the transfer is made by an amount equal to the amount transferred, divided by the Accumulation Unit Value of the Variable Sub-Account from which the transfer is made next computed after we receive the transfer request. Similarly, we will increase the number of Accumulation Units credited to the Variable Sub-Account to which the transfer is made by an amount equal to the amount transferred, divided by the Accumulation Unit Value of that Variable Sub-Account next computed after we receive the transfer request.

DOLLAR COST AVERAGING
You may make transfers automatically through Dollar Cost Averaging while the Contract is in force. Dollar Cost Averaging permits you to transfer a specified amount every month (or some other interval as may be determined by the Company) from the Money Market Variable Sub-Account to any other Variable Sub-Account.

The theory of Dollar Cost Averaging is that, if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging program does not assure you of a greater profit from your purchases under the program; nor will it prevent or alleviate losses in a declining market. We impose no additional charges upon participants in the Dollar Cost Averaging program. Transfers under Dollar Cost Averaging are not counted toward the 12 free transfers per Contract Year we currently permit.

                                 24 PROSPECTUS

AUTOMATIC PORTFOLIO REBALANCING
You may make transfers automatically through Automatic Portfolio Rebalancing while the Contract is in force. Under our Automatic Portfolio Rebalancing program, we will rebalance your Account Value in the Variable Sub-Accounts to your desired allocation on a quarterly basis, determined from the first date that you rebalance.

The allocation we use will be the allocation you initially selected, unless you subsequently changed it. You may change the allocation at any time by giving us written notice. The new allocation will be effective with the first rebalancing that occurs after we receive the written request. We are not responsible for rebalancing that occurs prior to our receipt of the written request.

Example:

  Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Fidelity VIP High Income Variable Sub-Account and 60% to be in the AIM V.I. Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fidelity VIP High Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Fidelity VIP High Income Variable Sub-Account and use the money to buy more units in the AIM V.I. Growth Fund so that the percentage allocations would again be 40% and 60% respectively.

Transfers made under the Automatic Portfolio Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

CONTRACT LOANS
While the Contract is in force, you may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from the Company. These types are Preferred Loans (described below) and non-Preferred Loans. Both types of loans are secured by your Contract. The maximum amount available for a loan is 90% of the Contract's Cash Value, less the sum of:

.. the amount of all Contract loans existing on the date of the loan (including loan interest to the next Contract Anniversary),

.. any due and unpaid Monthly Deduction Amounts, and

.. any annual maintenance fee due on or before the next Contract Anniversary.

We will transfer the loan amount to the Loan Account from the Variable Sub-Accounts in proportion to your Account Value in each (unless you specify otherwise). We will credit the amounts allocated to the Loan Account with interest at the loan credited rate set forth in the Contract. Loans will bear interest at rates we determine from time to time, but which will not exceed the maximum rate indicated in the Contract (currently, 8% per year). The amount of the Loan Account that equals the excess of the Account Value over the total of all premiums paid under the Contract, net of any premiums returned due to partial withdrawals, as determined on each Contract Anniversary, is considered a "Preferred Loan." Preferred Loans bear interest at a rate not to exceed the Preferred Loan rate set forth in the Contract. Loan interest payments are due on the Contract Anniversary. If unpaid, loan interest is added to the amount of the loan and will bear interest at the rates described in this paragraph. The difference between the value of the Loan Account and the Indebtedness will be transferred from the Variable Sub-Accounts (in proportion to your Account Value in each) to the Loan Account on each Contract Anniversary. If the aggregate outstanding loan(s) and loan interest secured by the Contract exceeds the Cash Value of the Contract, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse.

All or any part of any loan secured by a Contract may be repaid while the Contract is still in effect. When loan repayments or interest payments are made, the repayment will be allocated among the Variable Sub-Accounts in the same percentages as apply to subsequent premium payments (unless you request a different allocation). We will deduct from the Loan Account an amount equal to the payment. Any outstanding loan at the end of a grace period must be repaid before we will reinstate the Contract. See "Access to Your Money - Lapse and Reinstatement," page 27.

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Variable Sub-Account will apply only to the amount remaining in that Sub-Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Variable Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the
                                 25 PROSPECTUS

Variable Sub-Accounts earn less than that rate, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the death benefit proceeds and cash surrender value otherwise payable.


AMOUNT PAYABLE ON SURRENDER OF THE CONTRACT
While the Contract is in force, you may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to fully surrender the Contract. Upon surrender, you will receive the Cash Surrender Value determined as of the day we receive your written request or, if later, the date you requested. The Cash Surrender Value equals the Cash Value less the annual maintenance fee and any Indebtedness. We will pay the Cash Surrender Value of the Contract within seven days of our receipt of the written request or on the effective surrender date you requested, whichever is later.

The Contract will terminate on the date of our receipt of your written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Matters," page 29.

You may elect to apply the surrender proceeds to an Income Plan (see "Payment Options," page 26.

PARTIAL WITHDRAWALS
While the Contract is in force, you may elect, by written request, to make partial withdrawals of at least $50 from the Contract's Cash Surrender Value.
If your request for a partial withdrawal would reduce your Cash Surrender
Value to less than $2,000, we may treat it as a request to withdraw all your Cash Surrender Value and terminate your Contract. However, before terminating your Contract, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to increase your Cash Surrender Value to the contractual minimum of $2,000. If we terminate your Contract, we will distribute to you its Cash Surrender Value less withdrawal charges and other charges, and applicable taxes. The partial withdrawal will be deducted from the Variable Sub-Accounts in proportion to your Account Value in each, unless you instruct otherwise. The Specified Amount after the partial withdrawal will be the greater of:

.. the Specified Amount prior to the partial withdrawal reduced proportionately to the reduction in Account Value; or

.. the minimum Specified Amount necessary in order to meet the definition of a life insurance contract under section 7702 of the Code.

Partial withdrawals in excess of the Free Withdrawal Amount may be subject to a withdrawal charge and any due and unpaid premium tax charges. See "Deductions and Charges - Other Deductions -Withdrawal Charge" and "Due and Unpaid Premium Tax Charge," page 22. For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Matters," page 29.

PAYMENT OPTIONS
The surrender proceeds or Death Benefit proceeds under the Contracts may be paid in a lump sum, or you may apply the proceeds to one of our Income Plans. If the amount to be applied to an Income Plan is less than $3,000 or if it would result in an initial income payment of less than $20, we may require that the frequency of income payments be decreased such that the income payments are greater than $20 each, or we may elect to pay the amount in a lump sum. No surrender or partial withdrawals are permitted after payments under an Income Plan commence.

We will pay interest on the proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Variable Account.

The Income Plans are fixed annuities payable from our general account. They do not reflect the investment experience of the Variable Account. We will determine fixed annuity payments by multiplying the amount applied to the annuity by a rate we determine, which is no less than the rate specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity. We may require proof of age and sex of the payee (and joint payee, if applicable) before payments begin. We may also require proof that such person(s) are living before any payment(s) are made.

The following options are available under the Contracts (we may offer other payment options):

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED PAYMENTS. The Company will make payments for as long as the payee lives. If the payee dies before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. The Company will make payments for as long as either the payee or Joint payee, named at the time of Income Plan selection, is living. If both the payee and the Joint payee die before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

The Company will make any other arrangements for income payments as may be agreed on.

MATURITY
The Contracts have no maturity date.
                                 26 PROSPECTUS

LAPSE AND REINSTATEMENT
The Contract will remain in force unless and until the Cash Surrender Value is insufficient to cover a Monthly Deduction Amount due on a Monthly Activity Date. If that happens, we give you written notice that if an amount shown in the notice (which will be sufficient to cover the Monthly Deduction Amount(s) due) is not paid within 61 days ("grace period"), there is a danger of lapse.

The Contract will continue through the grace period, but if no payment is forthcoming, it will terminate at the end of the grace period. If the Insured dies during the grace period, the proceeds payable under the Contract will be reduced by the Monthly Deduction Amount(s) due and unpaid. See "Contract Benefits and Rights-Death Benefit," page 23.

If the Contract lapses, you may apply for reinstatement of the Contract by paying the reinstatement premium (and any applicable charges) required under the Contract. You must make a request for reinstatement within five years of the date the Contract entered a grace period. If a loan was outstanding at the time of lapse, we will require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to us. The reinstatement premium is equal to an amount sufficient to:

.. cover all Monthly Deduction Amounts and annual maintenance fees due and unpaid during the grace period, and

.. keep the Contract in force for three months after the date of reinstatement.

The Specified Amount upon reinstatement cannot exceed the Specified Amount of the Contract at its lapse. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the premiums paid at the time of reinstatement. Withdrawal charges and due and unpaid premium tax charges, cost of insurance, and tax expense charges will continue to be based on the original Contract Date.

CANCELLATION AND EXCHANGE RIGHTS
You have a limited right to return a Contract for cancellation. This right to return exists during what we call the cancellation period. The cancellation period is a number of days which varies by state as specified in your contract. If you choose to exercise this right, we may require that you must return the Contract for cancellation by mail or personal delivery to the Company within the cancellation period following delivery of the Contract to you. We will then return to you within 7 days thereafter the sum of:

.. the Account Value on the Valuation date the returned Contract is received by the Company or its agent; and

.. any deductions under the Contract or by the Funds for taxes, charges or fees.

Some states may require the Company to return the premiums paid for the returned Contract.

Once the Contract is in effect, you may exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract we offer on the life of the Insured. The amount at risk to the Company (i.e., the difference between the Death Benefit and the Account Value) under the new contract will be equal to or less than the amount at risk to the Company under the exchanged Contract on the date of exchange. Premiums under the new Contract will be based on the same risk classification as the exchanged Contract. The exchange is subject to adjustments in premiums and Account Value to reflect any variance between the exchanged Contract and the new contract.

We reserve the right to make such a contract available that is offered by the Company's parent or by any other affiliate of the Company.

SUSPENSION OF VALUATION, PAYMENT, LOANS, WITHDRAWALS, AND TRANSFERS
We will suspend all procedures requiring valuation of the Variable Account (including transfers, surrenders, payments, withdrawals and loans) on any day the New York Stock Exchange is closed or trading is restricted due to an existing emergency as defined by the SEC, or on any day the SEC has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such condition has ended.

LAST SURVIVOR CONTRACTS
We offer the Contracts on either a single life or a "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the proceeds are paid only on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below:

Last survivor Contracts are offered for prospective insured persons age 18-85.

The cost of insurance charges under the last survivor Contracts are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured.

To qualify for simplified underwriting under a last survivor Contract, both Insureds must meet the simplified underwriting standards.

.. For a last survivor Contract to be reinstated, both Insureds must be alive on the date of reinstatement.

.. The Contract provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

.. Additional tax disclosures applicable to last survivor Contracts are provided in "Federal Tax Matters," page 29.

                                 27 PROSPECTUS

.. The Accelerated Death Benefit provision is only available upon terminal illness of the last survivor.

.. The Confinement Waiver Benefit is available upon confinement of either
  Insured.


OTHER MATTERS
--------------------------------------------------------------------------------

STATE EXCEPTIONS
Where required by state law, certain features of your Contract may differ in certain respects from those described above. For example, certain states may require that the Accelerated Death Benefit be available on or after the Issue Date of the Contract while in other states the Accelerated Death Benefit is not available unless the illness occurred at least 30 days after the Issue Date of the Contract. Please refer to your Contract for specific information regarding the benefits available to you.

VOTING RIGHTS
In accordance with our view of presently applicable law, we will vote the shares of the Funds at regular and special meetings of their shareholders in accordance with instructions from Contract Owners (or their assignees, as the case may be) having a voting interest in the Variable Account. We determine the number of shares of a Portfolio held in a Variable Sub-Account that are attributable to each Contract Owner by dividing the Contract Owner's interest in that Variable Sub-Account by the per share net asset value of the corresponding Portfolio. We will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e., shares we own) in the same proportion as we vote shares for which we have received instructions. If the 1940 Act or any rule promulgated thereunder should be amended, however, or if our present interpretation should change and, as a result, we determine we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

We will determine the voting interests of the Contract Owner (or the assignee) in the Funds as follows: Contract Owners are entitled to give us voting instructions with respect to Portfolio shares attributable to them as described above, determined on the record date for the shareholder meeting for that Portfolio. Therefore, if a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Variable Sub-Account(s) to the Loan Account in connection with the loan (see "Access to Your Money -- Contract Loans," page 25) will not be considered in determining the voting interests of the Contract Owner. You should review the prospectuses for the Funds which accompany this prospectus to determine matters on which Fund shareholders may vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require us to vote the shares so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for any of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Funds if we reasonably disapprove of such changes. We will disapprove a change only if the proposed change would be contrary to state law or prohibited by state regulatory authorities. If we do disregard voting instructions, we will include a summary of that action and the reasons for it in the next periodic report to Contract Owners.

STATEMENTS TO CONTRACT OWNERS
The Company will maintain all records relating to the Variable Account and the Variable Sub-Accounts. At least once each Contract Year, we will send to each Contract Owner a statement showing the coverage amount and the Account Value of the Contract (indicating the number of Accumulation Units credited to the Contract in each Variable Sub-Account and the corresponding Accumulation Unit Value), and any outstanding loan secured by the Contract as of the date of the statement. The statement will also show premium paid, Monthly Deduction Amounts under the Contract since the last statement, and any other information required by any applicable law or regulation.

LIMIT ON RIGHT TO CONTEST
We may not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Contract Date. If the Contract is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Specified Amount for which evidence of insurability was obtained is contestable for two years from the effective date of the increase. In addition, if the Insured dies by suicide while sane or self destruction while insane in the two-year period after the Contract Date, or such period as specified in state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals. If the Insured dies by suicide while sane or self-destruction while insane in the two-year period following an increase in the Specified Amount, the benefit payable with respect to the increase will be limited to the additional premium paid for such increase, less any Indebtedness and partial withdrawals.

MISSTATEMENT AS TO AGE AND SEX
If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.

BENEFICIARY
You name the beneficiary in your application for the Contract. You may change the beneficiary (unless
                                 28 PROSPECTUS
irrevocably named) during the Insured's lifetime by written request to the Company. If no beneficiary is living when the Insured dies, we will pay the proceeds to the Contract Owner if living; otherwise to the Contract Owner's estate.

ASSIGNMENT
Unless required by state law, the Contract may not be assigned as collateral for a loan or other obligation.

DIVIDENDS
No dividends will be paid under the Contracts.

DISTRIBUTION OF THE CONTRACTS
ALFS, Inc. ("ALFS"), 3100 Sanders Road, Northbrook Illinois, a wholly owned subsidiary of Allstate Life, acts as the principal underwriter of the Contracts. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency and who have entered into a selling agreement with ALFS and the Company to sell the Contracts. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

Commissions paid may vary, but in the aggregate are not anticipated to exceed 8.50% of any purchase payment. These commissions are intended to cover distribution expenses. In addition, sales of the Contract may count toward incentive program awards for the registered representative.

The underwriting agreement with ALFS provides for indemnification of ALFS by the Company for liability to Contract Owners arising out of services rendered or Contracts issued.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
The assets of the Variable Account are held by the Company. The assets of the Variable Account are kept physically segregated and held separate and apart from the general account of the Company. The Company maintains records of all purchases and redemptions of shares of the Funds.


FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

INTRODUCTION
The following discussion is general and is not intended as tax advice. The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax advisor.


TAXATION OF THE COMPANY AND THE VARIABLE ACCOUNT
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Separate Account is not an entity separate from the Company and its operations form a part of the Company. As a consequence, the Separate Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under current federal tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts. Generally, reserves are amounts that the Company is legally required to accumulate and maintain in order to meet future obligations under the Contracts. The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.

TAXATION OF CONTRACT BENEFITS
In order to qualify as a life insurance policy for federal income tax purposes, the Contract must meet the definition of a life insurance policy set forth in
Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a Contract that qualifies as life insurance. The Contract is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Code and you are generally not taxed on increases in the contract value until a distribution occurs.

If a Contract fails to qualify as life insurance under Section 7702, the Contract will not provide most of the tax advantages normally provided by life insurance. The Company has the right to amend the Contracts to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Contract, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross premium paid for the Contract minus any amounts previously received from the
                                 29 PROSPECTUS

Contract if such amounts were properly excluded from your gross income.

If the Contract is not treated as a modified endowment contract, then Contract loans are not generally treated as taxable distributions, and you are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Contract may result in a taxable distribution before the investment in the contract is fully recovered. Interest paid on a Contract loan is generally not deductible. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. (See Modified Endowment Contracts)

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. Even if the insured is not the owner, but retains incidents of ownership in the Contract, the Death Benefit will also be included in the insured's gross estate. Examples of incidents of ownership include the right to:

.. change beneficiaries,

.. assign the Contract,

.. revoke an assignment,

.. pledge the Contract, or

..  obtain a Contract loan.

If you are Owner and Insured under the Contract, and you transfer all incidents of ownership in the Contract, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Contract in any of these arrangements, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

MODIFIED ENDOWMENT CONTRACTS
A life insurance policy is treated as a "modified endowment contract" under
Section 7702A of the Tax Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A. The large single premium permitted under the Contract (which is equal to 100% of the "Guideline Single Premium" as defined in Section 7702 of the Code) does not meet the specific computational rules for the seven pay test provided in Section 7702A. Therefore, the Contract will generally be treated as a modified endowment contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a modified endowment contract will not cause the new policy to be a modified endowment contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a modified endowment contract for a new life insurance policy will always cause the new policy to be a modified endowment contract.

If a contract is classified as a modified endowment contract, the death benefit may still qualify for the exclusion from gross income, and increases in contract value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Contract loan (including unpaid loan interest that is added to the loan balance) from a modified endowment contract, or assign or pledge any part of the value of the Contract, such amount is treated as a distribution. Withdrawals and distributions from a modified endowment contract, made before the insured's death, are treated as taxable income first, then as recovery of investment in the contract. The taxable portion of any distribution from a modified endowment contract is subject to an additional 10% penalty tax, except as follows:

.. distributions made on or after the date on which the taxpayer attains age 59
  1/2;

.. distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code);

.. or any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All modified endowment contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any distributions.

DIVERSIFICATION REQUIREMENTS
For a Contract to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be

                                 30 PROSPECTUS
treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the contract value over the investment in the contract. Although the Company does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT
The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate premiums and contract values among more investment options. Also, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. The Company does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, we may quote performance information for the Variable Sub-Accounts in advertisements, sales literature, or reports to Contract Owners or prospective investors. We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical Investor's cash value or death benefit. We also may present the yield or total return of the Variable Sub-Accounts based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Variable Sub-Accounts, or the Funds in which they invest. The performance information shown may reflect the deduction of only some of the applicable charges to the Contract. We may, for example, exclude the deduction of one or more charges, such as the premium tax charge or Withdrawal Charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges.

We may compare a Variable Sub-Accounts performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications. We also may advertise ratings of the Company's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Performance information for any Variable Sub-Account Fund reflects the performance of a hypothetical Contract and are not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.


ADDITIONAL INFORMATION ABOUT THE COMPANY
--------------------------------------------------------------------------------

The Company also acts as the sponsor for six other of its separate accounts that are registered investment companies: GLENBROOK LIFE AND ANNUITY COMPANY Variable Annuity Account, Glenbrook Life and Annuity Company Separate Account A, Glenbrook Life A I M Variable Life Separate Account A, Glenbrook Life Variable Life Separate Account B, Glenbrook Life Scudder Variable Account (A), and Glenbrook Life Multi-Manager Variable Account. The officers and employees of the Company are covered by a fidelity bond in the amount of $5,000,000. No person beneficially owns more than 5% of the outstanding voting stock of The Allstate Corporation, of which the Company is an indirect wholly owned subsidiary.

EXECUTIVE OFFICERS AND DIRECTORS OF THE COMPANY
The directors and executive officers are listed below, together with information as to their ages, dates of election and principal business occupations during the

                                 31 PROSPECTUS
last five years (if other than their present business occupations).

THOMAS J. WILSON II, Director and President (1999)*, and Chief Executive Officer
(2000)*

Also Director and Senior Vice President (1995-Present), and Chief Financial Officer (1995-1998) of Allstate Insurance Co.; Director (1999-Present) of ALFS, Inc.; Director (1995-Present), President (1999-Present), and Chairman of the Board (2000-Present) of Allstate Life Insurance Co.; Director and President (1999-Present), Chief Executive Officer (2000-Present), Chief Operating Officer (1999-2000), and Vice Chairman (1999) of GLENBROOK LIFE AND ANNUITY COMPANY; Director (1999-Present), President (1998-Present), and Chairman of the Board (2000-Present) of Allstate Life Insurance Co. of New York; Director, Chairman of the Board, and Chief Executive Officer (1999-Present) of Lincoln Benefit Life Company; Director, Chairman of the Board, and Chief Executive Officer (1999-Present) of Surety Life Insurance Company; Director (1999-Present) of American Heritage Life Insurance Co.; Director and President (1999-Present) of American Heritage Life Investment Corporation; Director and President (1999-Present), Chairman of the Board (2000-Present) of Charter National Life Insurance Co.; Director and President (1999-Present), Chief Executive Officer (2000-Present) of Intramerica Life Insurance Co.; Managing Director (1999-Present) of LSA Asset Management, LLC; Director and Chairman of the Board
(1999) of Laughlin Group Holdings, Inc.; Director (1999-Present) of AFD, Inc.; Director (2000-Present) of AFDW, Inc.; Director (2000-Present) of Allstate Assignment Company; President and Manager (1999-Present) Allstate Financial Advisors, LLC; Manager (2000-Present) Allstate Financial Services, LLC; Director and President (1999-Present), Chairman of the Board (2000-Present) of Allstate Settlement Corporation; and Director, President, and Chairman of the Board
(2001) of Provident National Assurance Company.

MICHAEL J. VELOTTA, Director (1992)*, Vice President, Secretary and General Counsel (1993)*

Also Director and Secretary (1993-Present) of ALFS, Inc.; Director (1992-Present), Secretary and General Counsel (1993-Present), Senior Vice President (1999-Present), and Vice President (1993-1999) of Allstate Life Insurance Company; Director (1992-Present), Vice President, Secretary, and General Counsel (1993-Present) of GLENBROOK LIFE AND ANNUITY COMPANY; Director (1992-1997), Vice President, Secretary and General Counsel (1993-1997) of Glenbrook Life Insurance Company; Director (1992-Present), Vice President, Secretary, and General Counsel (1993-Present) of GLENBROOK LIFE AND ANNUITY COMPANY; Director (1993-Present), Assistant Secretary (1995-Present), and Assistant General Counsel (2000-Present) of Lincoln Benefit Life Company; Director (1993-Present), Assistant Secretary (1995-Present), and Assistant General Counsel (2000-Present) of Surety Life Insurance Company; Director and Secretary (1999-Present) of AFD, Inc.; Director and Secretary (2000-Present) of AFDW, Inc.; Director, Vice President, and Secretary (2000-Present) of Allstate Assignment Company; Assistant Secretary (1999-2000) of Allstate Distributors, LLC; Manager, Secretary, and General Counsel (1999-Present) of Allstate Financial Advisors, LLC; Vice President and Secretary (1999-Present), Manager (2000-Present), and General Counsel (1999-2000) of Allstate Financial Services, LLC; Vice President, Assistant Secretary, and Assistant General Counsel (1999-Present), and Assistant Vice President (1998-1999) of Allstate Insurance Company; Director (1993-Present) and Secretary (1994-Present) of Allstate Settlement Corporation; Director, Vice President, Secretary, and General Counsel (1999-Present) of Charter National Life Insurance Company; Director, Vice President, Secretary, and General Counsel (1999-Present) of Intramerica Life Insurance Company; Managing Director, Secretary, and General Counsel (1999-Present) of LSA Asset Management, LLC; Director and Secretary (1995-2000) and General Counsel (1997-2000) of Laughlin Group Holdings, Inc.; and Director, Secretary, and General Counsel (2001) of Provident National Assurance Company.

JOHN R. HUNTER, Vice President (1999)*

Also Vice President (1999-Present) and Assistant Vice President (1990-1999) of Allstate Life Insurance Company; Vice President (2000-Present) and Assistant Vice President (1996-1998) of GLENBROOK LIFE AND ANNUITY COMPANY; President and Chief Executive Officer (1998-Present) and Director (1999-Present) of ALFS, Inc.; Director (1996-1997) of Glenbrook Life Insurance Company; Vice President (1999-Present), Director (1994-2000), Assistant Vice President (1990-1999), and First Vice President (1995-1998) of GLENBROOK LIFE AND ANNUITY COMPANY; Director and President (1999-Present) of AFD, Inc.; President (2000-Present) of AFDW, Inc.; Managing Director and Executive Committee Member (1999) of Allstate Distributors, LLC; Manager (1999-2000) of Allstate Financial Services, LLC; Vice President (1999-Present) and Director (1999-2000) of Charter National Life Insurance Company; Vice President (2000-Present) and Director (1999-2000) of Intramerica Life Insurance Company; Managing Director and President
(1999-Present) of LSA Asset Management, LLC; and Director (1996-2000) of Laughlin Group Holdings, Inc.

MARLA G. FRIEDMAN, Vice President (1996)* and Director (2000)*

Also Director (1991-Present), Senior Vice President (1999-Present), and Vice President (1998-1999) of Allstate Life Insurance Company; Director (1993-1996) of ALFS, Inc.; Director (1997-Present), Vice President (1997-Present), and Assistant Vice President (1996-1997) of GLENBROOK LIFE AND ANNUITY COMPANY; Director

                                 32 PROSPECTUS

(1995-1996) of Allstate Settlement Corporation; Director (1991-1996),
President and Chief Operating Officer (1995-1996), and Vice President (1996-1997) of Glenbrook Life Insurance Company; Director (2000-Present) and (1989-1996), Vice President (1996-Present), and President and Chief Operating Officer (1995-1996) of GLENBROOK LIFE AND ANNUITY COMPANY; Director and Vice Chairman of the Board (1995-1996) of Laughlin Group Holdings, Inc.; Director and Vice President (1999-Present) of Charter National Life Insurance Company; Director and Vice President (1999-Present) of Intramerica Life Insurance Company; and Director and Senior Vice President (2001) of Provident National Assurance Company.

KAREN C. GARDNER, Vice President (1999)*

Also Vice President - Tax (2000-Present) of Allstate Financial Services, LLC; Vice President (1996-Present) of Allstate Insurance Company; Vice President (1997-1998) of ALFS, Inc.; Vice President (1996-Present) of Allstate Life Insurance Company; Vice President (1996-Present) of GLENBROOK LIFE AND ANNUITY COMPANY; Vice President (1996-Present) of GLENBROOK LIFE AND ANNUITY COMPANY; Assistant Vice President (1996-Present) of Lincoln Benefit Life Company; Assistant Vice President (1996-Present) of Surety Life Insurance Company; Vice President (1999-Present) of AFD, Inc.; Vice President (2000-Present) of AFDW, Inc.; Vice President (2000-Present) of Allstate Assignment Company; Vice President (1999-Present) of Allstate Distributors, LLC; Vice President (2000-Present) of Allstate Settlement Corporation; Assistant Vice President (1999-Present) of American Heritage Life Investment Corporation; Vice President (1999-Present) of Charter National Life Insurance Company; Vice President (1996-1997) of Glenbrook Life Insurance Company; Vice President (1999-Present) of Intramerica Life Insurance Company; Vice President (1996-2000) of Laughlin Group Holdings, Inc.; and Vice President - Tax (2001) of Provident National Assurance Company.

KEVIN R. SLAWIN, Vice President (1996)*

Also Assistant Vice President and Assistant Treasurer (1995-1996) of Allstate Insurance Company; Director (1996-Present) and Assistant Treasurer (1995-1996) of ALFS, Inc.; Director (1996-Present), Senior Vice President (1999-Present), Vice President (1996-1999), and Assistant Treasurer (1995-1996) of Allstate Life Insurance Company; Director and Vice President (1996-2000), and Assistant Treasurer (1995-1996) of GLENBROOK LIFE AND ANNUITY COMPANY; Director and Vice President (1996-1997), and Assistant Treasurer (1995-1996) of Glenbrook Life Insurance Company; Vice President (1996-Present), Director (1996-2000), and Assistant Treasurer (1995-1996) of GLENBROOK LIFE AND ANNUITY COMPANY; Director (1996-2000) and Assistant Treasurer (1995-1996) of Laughlin Group Holdings, Inc.; Director (1996-Present) of Lincoln Benefit Life Company; Director (1996-Present) of Surety Life Insurance Company; Director (1999-Present) of AFD, Inc.; Director and Vice President (2000-Present) of Allstate Assignment Company; Manager (1999-Present) of Allstate Financial Advisors, LLC; Director and Vice President (1996-Present), and Assistant Treasurer (1995-1996) of Allstate Settlement Corporation; Vice President (1999-Present) and Director (1999-2000) of Charter National Life Insurance Company; Director and Vice President (1999-2000) of Intramerica Life Insurance Company; and Managing Director (1999-2000) of LSA Asset Management, LLC;

CASEY J. SYLLA, Chief Investment Officer (1995)*

Also Director, Senior Vice President, and Chief Investment Officer (1995-Present) of Allstate Insurance Company; Director and Chief Investment Officer (1995-Present) of Allstate Life Insurance Company; Chief Investment Officer (1995-Present) of GLENBROOK LIFE AND ANNUITY COMPANY; Chief Investment Officer (1995-1997) of Glenbrook Life Insurance Company; Chief Investment Officer (1995-Present) and Director (1995-2000) of GLENBROOK LIFE AND ANNUITY COMPANY; Chief Investment Officer (2000-Present) of Allstate Assignment Company; Chief Investment Officer (1995-Present) of Allstate Settlement Corporation; Chief Investment Officer (1999-Present) and Director (1999-2000) of Charter National Life Insurance Company; Chief Investment Officer (1999-Present) of Intramerica Life Insurance Company; and Chief Investment Officer (2001) of Provident National Assurance Company.


JAMES P. ZILS, Treasurer (1995)*

Also Vice President and Treasurer (1995-Present) of Allstate Insurance Company; Assistant Treasurer (2000-Present) and Treasurer (1995-2000) of ALFS, Inc.; Treasurer (1995-Present) of Allstate Life Insurance Company; Treasurer (1995-Present) of Glenbrook Life and Annuity Company; Treasurer (1995-1997) of Glenbrook Life Insurance Company; Treasurer (1995-2000) of Laughlin Group Holdings, Inc.; Assistant Treasurer (2000-Present) and Treasurer (2000) of AFD, Inc.; Treasurer (2000-Present) of AFDW, Inc.; Treasurer (2000) of Allstate Assignment Company; Assistant Treasurer (2000-Present) and Treasurer (1999-2000) of Allstate Distributors, LLC; Treasurer (1999-Present) of Allstate Financial Advisors, LLC; Assistant Treasurer (1999-Present) of Allstate Financial Services, LLC; Treasurer (1995-Present) of Allstate Settlement Corporation; Treasurer (1995-Present) of Glenbrook Life and Annuity Company; Assistant Treasurer (2000-Present) of American Heritage Life Insurance Company; Treasurer (1999-Present) of American Heritage Life Investment Corporation; Treasurer (1999-Present) of Charter National Life Insurance Company; Assistant Treasurer (2000-Present) of Columbia Universal Life Insurance Company; Assistant Treasurer (2000-Present) of Concord Heritage Life Insurance Company, Inc.; Treasurer
(1999-Present)  of  Intramerica  Life  Insurance  Company;  Assistant  Treasurer
(2000-Present)   of
                                 33 PROSPECTUS

Keystone   State   Life   Insurance   Company;   Treasurer
(1999-Present) of LSA Asset Management, LLC.; Assistant Treasurer (1999-Present) of Lincoln Benefit Life Company; Treasurer (2001) of Provident National Assurance Company; and Assistant Treasurer (1999-Present) of Surety Life Insurance Company.

SAMUEL H. PILCH, Vice President (2000)* and Controller (1999)*

Also Controller (1996-Present), Group Vice President (1999-Present), and Vice President (1996-1999) of Allstate Insurance Company; Vice President (2000-Present) and Controller (1999-Present) of Allstate Life Insurance Company; Controller (1999-Present) of Glenbrook Life and Annuity Company; Vice President and Controller (2000-Present) of Allstate Assignment Company; Vice President (2000-Present) and Controller (1999-Present) of Allstate Settlement Corporation; Controller (1999-Present) and Vice President (2000-Present) of Glenbrook Life and Annuity Company; Vice President (1999-Present) of American Heritage Life Investment Corporation; Controller (1999-Present) and Vice President (2000-Present) of Charter National Life Insurance Company; Controller (2000-Present) of Columbia Universal Life Insurance Company; Controller (1999-Present) of Intramerica Life Insurance Company; Vice President and Controller (2000-Present) of Lincoln Benefit Life Company; Controller (2001) of Provident National Assurance Company; and Vice President and Controller (2000-Present) of Surety Life Insurance Company.

MARGARET G. DYER, Director (2000)*

Also Director (2000-Present) of Allstate Assignment Company; Director and Senior Vice President (1999-Present) of Allstate Life Insurance Company; Director (2000-Present) of Glenbrook Life and Annuity Company; Director (2000-Present) of Allstate Settlement Corporation; Director (2000-Present) of Charter National Life Insurance Company; Director (2000-Present) of Glenbrook Life and Annuity Company; Director (2000-Present) of Intramerica Life Insurance Company; and Director and Senior Vice President (2001) of Provident National Assurance Company.

JOHN C. LOUNDS, Director (2000)*

Also Manager (1999-Present) of Allstate Financial Advisors, LLC; Director (1994-Present), Senior Vice President (1999-Present), and Vice President (1994-1999) of Allstate Life Insurance Company; Director (2000-Present) of Glenbrook Life and Annuity Company; Director (1994-Present), Senior Vice President (1999-Present), and President (1994-1999) of Allstate Settlement Corporation; Director (2000-Present) of Glenbrook Life and Annuity Company; Director and Vice President (1999-Present) of Charter National Life Insurance Company; Director (2000-Present) of Intramerica Life Insurance Company; Director (1995-2000) and Vice President (1997-2000) of Laughlin Group Holdings, Inc.; and Director and Senior Vice President (2001) of Provident National Assurance Company.

JOHN K. MCCARTHY, Director (2000)*

Also Director (2000-Present) of AFDW, Inc.; Manager (2000-Present) of Allstate Financial Services, LLC; Director and Senior Vice President (2000-Present) of Allstate Life Insurance Company; Director (2000-Present) of Glenbrook Life and Annuity Company; Director (2000-Present) of Glenbrook Life and Annuity Company; Director (2000-Present) of Charter National Life Insurance Company; Director (2000-Present) of Intramerica Life Insurance Company; Director (2000-Present) of Lincoln Benefit Life Company; Director and Senior Vice President (2001) of Provident National Assurance Company; and Director (2000-Present) of Surety Life Insurance Company.

STEVEN E. SHEBIK, Vice President and Director (2001)*

Lincoln Benefit Life Company, Director 2001-present; Surety Life Insurance Company, Director 2001-present; Allstate Assignment Company, Director 2001-present; Allstate Life Insurance Company, Director 2001-present, Senior Vice President 2001-present; Allstate Life Insurance Company of New York, Director 2001-present, Vice President 2001-present; Allstate Settlement Corporation, Director 2001-present; American Heritage Life Insurance Company, Director 2001-present; Charter National Life Insurance Company, Director 2001-present; Columbia Universal Life Insurance Company, Director 2001-present, Vice President and Chief Financial Officer 2001-present; Glenbrook Life and Annuity Company, Director 2001-present, Vice President 2001-present; Intramerica Life Insurance Company, Director 2001-present, Vice President 2001-present; Northbrook Life Insurance Company, Director 2001-present, Vice President 2001-present; Allstate Assurance Company, Director 2001-present, Senior Vice President 2001-present. . ALFS, Inc., Assistant Treasurer 1996-1997; Allstate County Mutual Insurance Company, Assistant Treasurer 1996-1997; Allstate Enterprises, Inc., Assistant Treasurer 1996-1997; Allstate Fire and Casualty Insurance Company, Assistant Treasurer 1996-1997; Allstate Floridian Indemnity Company, Assistant Treasurer 1997-1998; Allstate Insurance Company, Assistant Vice President 1995-1998, Vice President 1999-2001; Allstate International, Inc., Assistant Treasurer 1996-1997; Allstate Investment Management Company, Assistant Treasurer 1996-1997; Allstate Motor Club, Inc., Assistant Treasurer 1996-1997; Allstate Property and Casualty Insurance Company, Assistant Treasurer 1996-1997; Deerbrook Insurance Company, Assistant Treasurer 1996-1997; Direct Marketing Center Inc., Assistant Treasurer 1996-1997; Roadway Protection Auto Club, Inc., Assistant Treasurer 1996-1997; Tech-Cor, Inc., Assistant Treasurer 1996-1997; The Allstate Corporation, Assistant Treasurer 1996-1997; The Allstate Foundation, Assistant Treasurer 1996-1997; The

                                 34 PROSPECTUS

Northbrook Corporation, Assistant Treasurer 1996-1997. ----------------

 * Date elected/appointed to current office.


LEGAL PROCEEDINGS
From time to time the Company is involved in pending or threatened litigation in the normal course of its business in which claims for monetary damages are asserted. Management, after consultation with legal counsel, does not anticipate the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition of the Company or the Variable Account.

LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised the Company on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of the Company.

REGISTRATION STATEMENT
We have filed a registration statement with respect to the Contracts with the SEC under the Securities Act of 1933, as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Variable Account, the Funds, the Company, and the Contracts. The exhibits to the registration statement include hypothetical illustrations of the Contract that show how the Death Benefit, Account Value and Cash Surrender Value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to annual rates of 0%, 6%, and 12%, an initial premium of $10,000, Insureds in the standard rating class, and based on current and guaranteed Contract charges. Personalized illustrations provided by the Company upon request will be based on the methodology and format of these hypothetical illustrations as appropriate.

EXPERTS
The financial statements of Glenbrook as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule that appear in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001, and for each of the periods in the three years then ended included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

Actuarial matters included in the Company's registration statement including the hypothetical Policy illustrations, have been examined by Dean Way, Actuary of the Company and are included in reliance upon his opinion as to their reasonableness.

FINANCIAL INFORMATION
The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the three years then ended, the financial statements and related financial statement schedule of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


                                 35 PROSPECTUS